UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 9 of its series: Allspring Disciplined U.S. Core Fund, Allspring Discovery Large Cap Growth Fund, Allspring Discovery All Cap Growth Fund, Allspring Growth Fund, Allspring Large Cap Core Fund, Allspring Large Cap Growth Fund, Allspring Large Company Value Fund, Allspring Premier Large Company Growth Fund and Allspring Special Large Cap Value Fund.

Date of reporting period: January 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Disciplined U.S. Core Fund
Semi-Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Disciplined U.S. Core Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Disciplined U.S. Core Fund for the six-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 6.43%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 0.48% while the MSCI EM Index (Net) (USD),3 returned -6.00%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.15%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.15%, the Bloomberg Municipal Bond Index6 returned 2.70%, and the ICE BofA U.S. High Yield Index7 gained 6.17%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began with stocks retreating in August after a July rally while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Federal Reserve’s (Fed’s) campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9 stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index10 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
10
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
2 | Allspring Disciplined U.S. Core Fund

Letter to shareholders (unaudited)
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Disciplined U.S. Core Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Disciplined U.S. Core Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Justin P. Carr, CFA, Robert M. Wicentowski, CFA

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EVSAX)	2-28-1990	13.90	12.41	11.26	20.81	13.75	11.92	0.84	0.84
Class C (EVSTX)	6-30-1999	18.92	12.91	11.25	19.92	12.91	11.25	1.59	1.59
Class R6 (EVSRX)[3]	9-30-2015	–	–	–	21.30	14.23	12.39	0.42	0.42
Administrator Class (EVSYX)	2-21-1995	–	–	–	20.89	13.86	12.04	0.77	0.74
Institutional Class (EVSIX)	7-30-2010	–	–	–	21.22	14.16	12.33	0.52	0.48
S&P 500 Index[4]	–	–	–	–	20.82	14.30	12.62	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.86% for Class A, 1.61% for Class C, 0.43% for Class R6, 0.74% for Administrator Class and 0.48% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Disciplined U.S. Core Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2024[1]
Microsoft Corp.	7.60
Apple, Inc.	6.46
NVIDIA Corp.	3.69
Amazon.com, Inc.	3.36
Meta Platforms, Inc. Class A	2.44
Alphabet, Inc. Class C	2.09
Alphabet, Inc. Class A	1.89
Broadcom, Inc.	1.76
Visa, Inc. Class A	1.59
Berkshire Hathaway, Inc. Class B	1.59

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Disciplined U.S. Core Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,061.70	$4.30	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class C
Actual	$1,000.00	$1,057.68	$8.17	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class R6
Actual	$1,000.00	$1,063.65	$2.13	0.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.08	$2.08	0.41%
Administrator Class
Actual	$1,000.00	$1,061.88	$3.84	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%
Institutional Class
Actual	$1,000.00	$1,062.82	$2.49	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

8 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.55%
Communication services: 9.14%
Diversified telecommunication services: 0.67%
AT&T, Inc.	367,263	$6,496,882
Entertainment: 1.16%
Live Nation Entertainment, Inc.†	10,118	898,985
Netflix, Inc.†	18,384	10,370,598
		11,269,583
Interactive media & services: 6.42%
Alphabet, Inc. Class A†	131,131	18,371,453
Alphabet, Inc. Class C†	143,769	20,386,444
Meta Platforms, Inc. Class A†	60,830	23,732,217
		62,490,114
Media: 0.89%
Comcast Corp. Class A	185,404	8,628,702
Consumer discretionary: 9.58%
Automobiles: 1.65%
Ford Motor Co.	378,201	4,432,516
Tesla, Inc.†	62,238	11,656,555
		16,089,071
Broadline retail: 3.61%
Amazon.com, Inc.†	210,597	32,684,654
eBay, Inc.	58,874	2,417,955
		35,102,609
Hotels, restaurants & leisure: 1.24%
Expedia Group, Inc.†	27,035	4,010,101
McDonald’s Corp.	23,572	6,899,996
Royal Caribbean Cruises Ltd.†	8,784	1,119,960
		12,030,057
Household durables: 0.87%
Lennar Corp. Class A	9,559	1,432,416
PulteGroup, Inc.	66,732	6,977,498
		8,409,914
Specialty retail: 1.62%
Home Depot, Inc.	26,966	9,517,920
TJX Cos., Inc.	27,801	2,638,593
Ulta Beauty, Inc.†	7,207	3,618,274
		15,774,787
Textiles, apparel & luxury goods: 0.59%
Crocs, Inc.†	18,525	1,879,917
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods(continued)
Deckers Outdoor Corp.†	2,004	$1,510,475
NIKE, Inc. Class B	23,068	2,342,094
		5,732,486
Consumer staples: 5.69%
Beverages: 0.78%
Coca-Cola Co.	34,084	2,027,657
PepsiCo, Inc.	32,612	5,496,101
		7,523,758
Consumer staples distribution & retail: 2.39%
Costco Wholesale Corp.	12,070	8,387,202
Sysco Corp.	54,796	4,434,640
Target Corp.	25,019	3,479,642
Walmart, Inc.	42,039	6,946,945
		23,248,429
Food products: 0.42%
Archer-Daniels-Midland Co.	36,873	2,049,401
Bunge Global SA	23,220	2,045,450
		4,094,851
Household products: 1.66%
Colgate-Palmolive Co.	69,020	5,811,484
Kimberly-Clark Corp.	37,701	4,560,690
Procter & Gamble Co.	36,909	5,799,880
		16,172,054
Tobacco: 0.44%
Altria Group, Inc.	49,462	1,984,416
Philip Morris International, Inc.	24,913	2,263,346
		4,247,762
Energy: 3.90%
Energy equipment & services: 0.26%
Halliburton Co.	69,629	2,482,274
Oil, gas & consumable fuels: 3.64%
Cheniere Energy, Inc.	10,327	1,693,525
Chevron Corp.	53,892	7,945,298
Exxon Mobil Corp.	114,141	11,734,836
Marathon Petroleum Corp.	27,639	4,577,018
Phillips 66	29,763	4,295,099
Valero Energy Corp.	37,136	5,158,190
		35,403,966
Financials: 13.07%
Banks: 3.44%
Bank of America Corp.	134,007	4,557,578
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Banks(continued)
Citigroup, Inc.	80,505	$4,521,966
East West Bancorp, Inc.	40,550	2,952,445
JPMorgan Chase & Co.	78,510	13,689,003
New York Community Bancorp, Inc.	152,793	988,571
Wells Fargo & Co.	134,159	6,732,099
		33,441,662
Capital markets: 1.81%
Ameriprise Financial, Inc.	9,785	3,785,131
Bank of New York Mellon Corp.	54,706	3,033,995
Goldman Sachs Group, Inc.	14,857	5,705,237
Interactive Brokers Group, Inc. Class A	31,499	2,795,536
S&P Global, Inc.	5,034	2,256,994
		17,576,893
Consumer finance: 0.40%
Capital One Financial Corp.	28,683	3,881,384
Financial services: 4.80%
Apollo Global Management, Inc.	57,964	5,819,586
Berkshire Hathaway, Inc. Class B†	40,282	15,457,815
FleetCor Technologies, Inc.†	6,212	1,801,045
Mastercard, Inc. Class A	13,454	6,043,940
PayPal Holdings, Inc.†	34,530	2,118,415
Visa, Inc. Class A	56,618	15,471,435
		46,712,236
Insurance: 2.62%
Arch Capital Group Ltd.†	7,531	620,780
Everest Group Ltd.	13,019	5,011,924
Hartford Financial Services Group, Inc.	50,328	4,376,523
MetLife, Inc.	59,694	4,137,988
Progressive Corp.	13,393	2,387,302
Reinsurance Group of America, Inc.	33,404	5,808,622
W R Berkley Corp.	38,000	3,111,440
		25,454,579
Health care: 12.09%
Biotechnology: 2.38%
AbbVie, Inc.	16,106	2,647,826
Exelixis, Inc.†	177,173	3,855,285
Gilead Sciences, Inc.	21,886	1,712,798
Incyte Corp.†	24,244	1,424,820
Regeneron Pharmaceuticals, Inc.†	5,757	5,427,584
United Therapeutics Corp.†	13,295	2,855,500
Vertex Pharmaceuticals, Inc.†	12,097	5,242,598
		23,166,411
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Health care equipment & supplies: 2.89%
Abbott Laboratories	55,389	$6,267,265
Boston Scientific Corp.†	64,331	4,069,579
Edwards Lifesciences Corp.†	36,262	2,845,479
Intuitive Surgical, Inc.†	5,930	2,242,845
ResMed, Inc.	10,689	2,033,048
Stryker Corp.	19,807	6,644,852
Zimmer Biomet Holdings, Inc.	31,641	3,974,110
		28,077,178
Health care providers & services: 3.12%
Cencora, Inc.	28,060	6,529,001
Centene Corp.†	52,803	3,976,594
CVS Health Corp.	65,227	4,850,932
Elevance Health, Inc.	8,249	4,070,387
McKesson Corp.	9,335	4,666,473
UnitedHealth Group, Inc.	12,188	6,237,087
		30,330,474
Life sciences tools & services: 0.34%
Qiagen NV†	75,336	3,289,171
Pharmaceuticals: 3.36%
Bristol-Myers Squibb Co.	45,078	2,202,962
Eli Lilly & Co.	18,482	11,932,164
Jazz Pharmaceuticals PLC†	10,259	1,258,984
Johnson & Johnson	29,006	4,609,053
Merck & Co., Inc.	49,279	5,951,918
Pfizer, Inc.	185,685	5,028,350
Zoetis, Inc.	9,330	1,752,267
		32,735,698
Industrials: 8.51%
Aerospace & defense: 1.83%
General Dynamics Corp.	7,063	1,871,625
Howmet Aerospace, Inc.	61,297	3,448,569
Lockheed Martin Corp.	8,963	3,848,802
Northrop Grumman Corp.	6,512	2,909,301
Textron, Inc.	67,261	5,697,679
		17,775,976
Air freight & logistics: 0.22%
United Parcel Service, Inc. Class B	15,395	2,184,551
Building products: 0.69%
Carrier Global Corp.	49,437	2,704,698
Owens Corning	26,561	4,024,789
		6,729,487
Commercial services & supplies: 0.43%
Waste Management, Inc.	22,343	4,147,531
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Construction & engineering: 0.84%
EMCOR Group, Inc.	20,688	$4,719,140
Quanta Services, Inc.	17,553	3,406,159
		8,125,299
Electrical equipment: 0.84%
Emerson Electric Co.	62,734	5,754,590
Vertiv Holdings Co.	42,479	2,392,842
		8,147,432
Ground transportation: 0.33%
CSX Corp.	90,260	3,222,282
Machinery: 2.28%
AGCO Corp.	19,919	2,436,691
Allison Transmission Holdings, Inc.	47,024	2,846,833
Caterpillar, Inc.	12,581	3,778,200
Cummins, Inc.	4,037	966,054
PACCAR, Inc.	69,894	7,016,659
Parker-Hannifin Corp.	11,068	5,141,086
		22,185,523
Passenger airlines: 0.38%
United Airlines Holdings, Inc.†	90,479	3,744,021
Professional services: 0.45%
Automatic Data Processing, Inc.	10,172	2,500,074
CACI International, Inc. Class A†	5,404	1,857,517
		4,357,591
Trading companies & distributors: 0.22%
WESCO International, Inc.	12,312	2,136,378
Information technology: 29.04%
Communications equipment: 0.97%
Cisco Systems, Inc.	189,223	9,495,210
Electronic equipment, instruments & components: 0.50%
Jabil, Inc.	39,057	4,893,451
IT services: 1.08%
Accenture PLC Class A	13,086	4,761,734
Amdocs Ltd.	28,408	2,604,445
Okta, Inc.†	37,650	3,111,773
		10,477,952
Semiconductors & semiconductor equipment: 8.79%
Advanced Micro Devices, Inc.†	38,443	6,446,507
Applied Materials, Inc.	46,816	7,691,869
Broadcom, Inc.	14,523	17,137,140
Enphase Energy, Inc.†	9,623	1,002,043
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 13

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
KLA Corp.	12,534	$7,445,697
Lam Research Corp.	1,623	1,339,251
Monolithic Power Systems, Inc.	1,212	730,497
NVIDIA Corp.	58,330	35,888,699
QUALCOMM, Inc.	52,346	7,773,904
		85,455,607
Software: 11.24%
Adobe, Inc.†	13,130	8,111,451
Autodesk, Inc.†	10,324	2,620,334
Cadence Design Systems, Inc.†	6,299	1,817,010
Fortinet, Inc.†	35,065	2,261,342
Microsoft Corp.	185,798	73,869,569
Oracle Corp.	13,130	1,466,621
Salesforce, Inc.†	32,700	9,191,643
ServiceNow, Inc.†	4,072	3,116,709
Synopsys, Inc.†	12,754	6,802,346
		109,257,025
Technology hardware, storage & peripherals: 6.46%
Apple, Inc.	340,606	62,807,746
Materials: 1.82%
Chemicals: 0.29%
Albemarle Corp.	4,440	509,445
CF Industries Holdings, Inc.	30,541	2,306,151
		2,815,596
Construction materials: 0.29%
Eagle Materials, Inc.	12,620	2,855,654
Metals & mining: 1.24%
Cleveland-Cliffs, Inc.†	194,551	3,900,748
Freeport-McMoRan, Inc.	72,259	2,867,960
Reliance Steel & Aluminum Co.	18,358	5,239,740
		12,008,448
Real estate: 2.73%
Hotel & resort REITs: 0.31%
Host Hotels & Resorts, Inc.	154,922	2,977,601
Industrial REITs : 0.77%
Prologis, Inc.	59,363	7,520,698
Retail REITs : 0.41%
Simon Property Group, Inc.	28,665	3,973,256
Specialized REITs : 1.24%
CubeSmart	21,260	918,857
Gaming & Leisure Properties, Inc.	42,004	1,917,482
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Specialized REITs (continued)
Public Storage	14,105	$3,994,395
VICI Properties, Inc.	174,223	5,247,597
		12,078,331
Utilities: 1.98%
Electric utilities: 1.43%
American Electric Power Co., Inc.	36,630	2,862,268
NextEra Energy, Inc.	137,603	8,067,664
PPL Corp.	112,938	2,958,975
		13,888,907
Multi-utilities: 0.55%
Public Service Enterprise Group, Inc.	93,219	5,405,770
Total common stocks (Cost $502,992,448)		948,530,308

		Yield
Short-term investments: 2.49%
Investment companies: 2.49%
Allspring Government Money Market Fund Select Class♠∞		5.27%	24,147,055	24,147,055
Total short-term investments (Cost $24,147,055)				24,147,055
Total investments in securities (Cost $527,139,503)	100.04%			972,677,363
Other assets and liabilities, net	(0.04)			(341,244)
Total net assets	100.00%			$972,336,119

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,428,630	$46,877,847	$(44,159,422)	$0	$0	$24,147,055	24,147,055	$428,508
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 15

Portfolio of investments—January 31, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	90	3-15-2024	$21,586,318	$21,917,250	$330,932	$0
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined U.S. Core Fund

Statement of assets and liabilities—January 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $502,992,448)	$948,530,308
Investments in affiliated securities, at value (cost $24,147,055)	24,147,055
Cash	14
Cash at broker segregated for futures contracts	1,367,400
Receivable for investments sold	59,957,992
Receivable for dividends	586,932
Receivable for Fund shares sold	473,548
Prepaid expenses and other assets	293,309
Total assets	1,035,356,558
Liabilities
Payable for investments purchased	61,030,152
Payable for Fund shares redeemed	1,041,703
Payable for daily variation margin on open futures contracts	371,867
Management fee payable	279,889
Administration fees payable	113,859
Distribution fees payable	8,419
Accrued expenses and other liabilities	174,550
Total liabilities	63,020,439
Total net assets	$972,336,119
Net assets consist of
Paid-in capital	$489,947,489
Total distributable earnings	482,388,630
Total net assets	$972,336,119
Computation of net asset value and offering price per share
Net assets–Class A	$483,069,002
Shares outstanding–Class A1	24,858,756
Net asset value per share–Class A	$19.43
Maximum offering price per share – Class A2	$20.62
Net assets–Class C	$16,126,788
Shares outstanding–Class C1	932,418
Net asset value per share–Class C	$17.30
Net assets–Class R6	$251,580,816
Shares outstanding–Class R6[1]	12,468,628
Net asset value per share–Class R6	$20.18
Net assets–Administrator Class	$47,697,612
Shares outstanding–Administrator Class[1]	2,349,806
Net asset value per share–Administrator Class	$20.30
Net assets–Institutional Class	$173,861,901
Shares outstanding–Institutional Class[1]	8,736,423
Net asset value per share–Institutional Class	$19.90
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 17

Statement of operations—six months ended January 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$6,850,184
Income from affiliated securities	428,508
Interest	30,294
Total investment income	7,308,986
Expenses
Management fee	1,609,118
Administration fees
Class A	459,730
Class C	16,452
Class R6	36,484
Administrator Class	30,158
Institutional Class	99,901
Shareholder servicing fees
Class A	574,645
Class C	20,480
Administrator Class	54,968
Distribution fees
Class C	61,440
Custody and accounting fees	15,004
Professional fees	34,370
Registration fees	44,392
Shareholder report expenses	19,179
Trustees’ fees and expenses	9,759
Other fees and expenses	31,902
Total expenses	3,117,982
Less: Fee waivers and/or expense reimbursements
Administrator Class	(2,429)
Institutional Class	(26,177)
Net expenses	3,089,376
Net investment income	4,219,610
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	34,103,491
Futures contracts	974,693
Net realized gains on investments	35,078,184
Net change in unrealized gains (losses) on
Unaffiliated securities	17,555,397
Futures contracts	(364,794)
Net change in unrealized gains (losses) on investments	17,190,603
Net realized and unrealized gains (losses) on investments	52,268,787
Net increase in net assets resulting from operations	$56,488,397
The accompanying notes are an integral part of these financial statements.
18 | Allspring Disciplined U.S. Core Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
Operations
Net investment income		$4,219,610		$8,688,185
Net realized gains on investments		35,078,184		75,797,228
Net change in unrealized gains (losses) on investments		17,190,603		24,029,500
Net increase in net assets resulting from operations		56,488,397		108,514,913
Distributions to shareholders from
Net investment income and net realized gains
Class A		(40,486,185)		(52,376,607)
Class C		(1,449,758)		(2,335,076)
Class R		N/A		(328,100)[1]
Class R6		(21,709,229)		(31,761,771)
Administrator Class		(4,030,698)		(5,446,142)
Institutional Class		(14,270,995)		(16,672,329)
Total distributions to shareholders		(81,946,865)		(108,920,025)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	753,792	14,397,381	1,306,099	23,596,061
Class C	67,311	1,153,123	55,630	912,230
Class R	N/A	N/A	12,134 [1]	227,671 [1]
Class R6	270,174	5,323,713	475,719	8,763,132
Administrator Class	61,871	1,237,888	176,890	3,369,525
Institutional Class	1,630,476	32,216,102	1,083,968	20,646,549
		54,328,207		57,515,168
Reinvestment of distributions
Class A	2,047,727	38,054,256	2,876,593	49,070,040
Class C	85,411	1,401,599	150,602	2,295,178
Class R	N/A	N/A	19,052 [1]	328,100 [1]
Class R6	1,084,643	21,005,503	1,721,944	30,504,254
Administrator Class	183,211	3,560,711	268,307	4,768,503
Institutional Class	691,110	13,196,886	858,897	15,013,566
		77,218,955		101,979,641
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 19

Statement of changes in net assets

	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
	Shares		Shares
Payment for shares redeemed
Class A	(1,540,354)	$(29,478,367)	(2,993,140)	$(54,567,903)
Class C	(209,210)	(3,585,627)	(381,282)	(6,241,328)
Class R	N/A	N/A	(184,885)[1]	(3,559,889)[1]
Class R6	(1,062,444)	(21,263,534)	(3,304,581)	(63,297,124)
Administrator Class	(185,934)	(3,689,763)	(432,099)	(8,110,129)
Institutional Class	(814,857)	(16,044,637)	(1,614,834)	(29,908,563)
		(74,061,928)		(165,684,936)
Net increase (decrease) in net assets resulting from capital share transactions		57,485,234		(6,190,127)
Total increase (decrease) in net assets		32,026,766		(6,595,239)
Net assets
Beginning of period		940,309,353		946,904,592
End of period		$972,336,119		$940,309,353
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Disciplined U.S. Core Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.05	$20.25	$22.77	$18.22	$17.29	$17.70
Net investment income	0.07 [1]	0.13	0.16	0.14	0.23	0.25
Net realized and unrealized gains (losses) on investments	1.06	2.06	(0.78)	6.18	1.47	0.38
Total from investment operations	1.13	2.19	(0.62)	6.32	1.70	0.63
Distributions to shareholders from
Net investment income	(0.14)	(0.15)	(0.16)	(0.33)	(0.33)	(0.19)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)	(0.85)
Total distributions to shareholders	(1.75)	(2.39)	(1.90)	(1.77)	(0.77)	(1.04)
Net asset value, end of period	$19.43	$20.05	$20.25	$22.77	$18.22	$17.29
Total return[2]	6.17%	13.00%	(3.60)%	36.73%	9.97%	4.31%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.85%	0.84%	0.85%	0.86%	0.84%
Net expenses	0.83%	0.84%	0.84%	0.85%	0.85%	0.84%
Net investment income	0.76%	0.82%	0.73%	0.76%	1.25%	1.40%
Supplemental data
Portfolio turnover rate	24%	43%	25%	36%	50%	63%
Net assets, end of period (000s omitted)	$483,069	$473,167	$453,829	$521,702	$421,005	$434,367

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.96	$18.37	$20.82	$16.70	$15.85	$16.28
Net investment income (loss)	0.00 [1,2]	0.03	(0.00)[3]	0.02	0.11	0.12
Net realized and unrealized gains (losses) on investments	0.95	1.80	(0.71)	5.64	1.32	0.35
Total from investment operations	0.95	1.83	(0.71)	5.66	1.43	0.47
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.10)	(0.14)	(0.05)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)	(0.85)
Total distributions to shareholders	(1.61)	(2.24)	(1.74)	(1.54)	(0.58)	(0.90)
Net asset value, end of period	$17.30	$17.96	$18.37	$20.82	$16.70	$15.85
Total return[4]	5.77%	12.12%	(4.30)%	35.80%	9.09%	3.59%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.60%	1.59%	1.60%	1.60%	1.59%
Net expenses	1.58%	1.59%	1.59%	1.60%	1.60%	1.59%
Net investment income (loss)	0.02%	0.08%	(0.02)%	0.02%	0.51%	0.66%
Supplemental data
Portfolio turnover rate	24%	43%	25%	36%	50%	63%
Net assets, end of period (000s omitted)	$16,127	$17,763	$21,381	$27,121	$29,141	$38,708

[1]	Amount is less than $0.005.
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005).
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.79	$20.93	$23.46	$18.72	$17.76	$18.17
Net investment income	0.12 [1]	0.21	0.26 [1]	0.24	0.31	0.32
Net realized and unrealized gains (losses) on investments	1.11	2.14	(0.80)	6.36	1.51	0.40
Total from investment operations	1.23	2.35	(0.54)	6.60	1.82	0.72
Distributions to shareholders from
Net investment income	(0.23)	(0.25)	(0.25)	(0.42)	(0.42)	(0.28)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)	(0.85)
Total distributions to shareholders	(1.84)	(2.49)	(1.99)	(1.86)	(0.86)	(1.13)
Net asset value, end of period	$20.18	$20.79	$20.93	$23.46	$18.72	$17.76
Total return[2]	6.37%	13.44%	(3.15)%	37.35%	10.39%	4.77%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.42%	0.41%	0.42%	0.43%	0.41%
Net expenses	0.41%	0.42%	0.41%	0.42%	0.42%	0.41%
Net investment income	1.18%	1.25%	1.16%	1.18%	1.70%	1.84%
Supplemental data
Portfolio turnover rate	24%	43%	25%	36%	50%	63%
Net assets, end of period (000s omitted)	$251,581	$253,154	$277,956	$340,631	$253,223	$340,606

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.88	$21.00	$23.55	$18.78	$17.80	$18.17
Net investment income	0.09 [1]	0.15	0.19 [1]	0.19 [1]	0.24 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	1.11	2.15	(0.82)	6.37	1.53	0.41
Total from investment operations	1.20	2.30	(0.63)	6.56	1.77	0.67
Distributions to shareholders from
Net investment income	(0.17)	(0.18)	(0.18)	(0.35)	(0.35)	(0.19)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)	(0.85)
Total distributions to shareholders	(1.78)	(2.42)	(1.92)	(1.79)	(0.79)	(1.04)
Net asset value, end of period	$20.30	$20.88	$21.00	$23.55	$18.78	$17.80
Total return[2]	6.19%	13.11%	(3.49)%	36.93%	10.08%	4.43%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.74%	0.77%	0.77%	0.76%
Net expenses	0.74%	0.73%	0.73%	0.74%	0.74%	0.74%
Net investment income	0.85%	0.93%	0.85%	0.89%	1.37%	1.50%
Supplemental data
Portfolio turnover rate	24%	43%	25%	36%	50%	63%
Net assets, end of period (000s omitted)	$47,698	$47,833	$47,831	$51,271	$50,655	$58,808

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Disciplined U.S. Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.53	$20.69	$23.22	$18.54	$17.57	$17.98
Net investment income	0.11 [1]	0.19	0.24	0.23 [1]	0.29 [1]	0.30 [1]
Net realized and unrealized gains (losses) on investments	1.09	2.12	(0.80)	6.29	1.51	0.40
Total from investment operations	1.20	2.31	(0.56)	6.52	1.80	0.70
Distributions to shareholders from
Net investment income	(0.22)	(0.23)	(0.23)	(0.40)	(0.39)	(0.26)
Net realized gains	(1.61)	(2.24)	(1.74)	(1.44)	(0.44)	(0.85)
Total distributions to shareholders	(1.83)	(2.47)	(1.97)	(1.84)	(0.83)	(1.11)
Net asset value, end of period	$19.90	$20.53	$20.69	$23.22	$18.54	$17.57
Total return[2]	6.28%	13.40%	(3.24)%	37.26%	10.39%	4.69%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.51%	0.52%	0.52%	0.51%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.11%	1.18%	1.09%	1.14%	1.67%	1.77%
Supplemental data
Portfolio turnover rate	24%	43%	25%	36%	50%	63%
Net assets, end of period (000s omitted)	$173,862	$148,392	$142,768	$163,217	$146,707	$285,616

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined U.S. Core Fund | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles.
26 | Allspring Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $528,903,026 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$457,673,895
Gross unrealized losses	(13,568,626)
Net unrealized gains	$444,105,269
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined U.S. Core Fund | 27

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$88,885,281	$0	$0	$88,885,281
Consumer discretionary	93,138,924	0	0	93,138,924
Consumer staples	55,286,854	0	0	55,286,854
Energy	37,886,240	0	0	37,886,240
Financials	127,066,754	0	0	127,066,754
Health care	117,598,932	0	0	117,598,932
Industrials	82,756,071	0	0	82,756,071
Information technology	282,386,991	0	0	282,386,991
Materials	17,679,698	0	0	17,679,698
Real estate	26,549,886	0	0	26,549,886
Utilities	19,294,677	0	0	19,294,677
Short-term investments
Investment companies	24,147,055	0	0	24,147,055
	972,677,363	0	0	972,677,363
Futures contracts	330,932	0	0	330,932
Total assets	$973,008,295	$0	$0	$973,008,295
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended January 31, 2024, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
28 | Allspring Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.86%
Class C	1.61
Class R6	0.43
Administrator Class	0.74
Institutional Class	0.48
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2024, Allspring Funds Distributor received $13,001 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2024 were $219,396,936 and $239,988,501, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2024, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $17,232,812 in long futures contracts during the six months ended January 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Disciplined U.S. Core Fund | 29

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
30 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Disciplined U.S. Core Fund | 31

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

32 | Allspring Disciplined U.S. Core Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Disciplined U.S. Core Fund | 33

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34 | Allspring Disciplined U.S. Core Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02052024-sphuxqoq 03-24
SAR0616 01-24

Allspring Discovery
All Cap Growth Fund
Semi-Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Discovery All Cap Growth Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Discovery All Cap Growth Fund for the six-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 6.43%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 0.48% while the MSCI EM Index (Net) (USD),3 returned -6.00%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.15%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.15%, the Bloomberg Municipal Bond Index6 returned 2.70%, and the ICE BofA U.S. High Yield Index7 gained 6.17%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began with stocks retreating in August after a July rally while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Federal Reserve’s (Fed’s) campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9 stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index10 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
10
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
2 | Allspring Discovery All Cap Growth Fund

Letter to shareholders (unaudited)
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Discovery All Cap Growth Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Discovery All Cap Growth Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA, Christopher J. Warner, CFA

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EKOAX)	4-29-1968	18.38	10.13	10.01	25.60	11.44	10.66	1.28	1.24
Class C (EKOCX)	8-2-1993	23.66	10.69	10.03	24.66	10.69	10.03	2.03	1.99
Administrator Class (EOMYX)	1-13-1997	–	–	–	25.78	11.63	10.87	1.21	1.10
Institutional Class (EKONX)	7-30-2010	–	–	–	26.07	11.90	11.14	0.96	0.85
Russell 3000® Index[3]	–	–	–	–	19.15	13.53	11.96	–	–
Russell 3000® Growth Index[4]	–	–	–	–	33.11	17.29	14.90	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.24% for Class A, 1.99% for Class C, 1.10% for Administrator Class and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]
The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values.
You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Discovery All Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2024[1]
Microsoft Corp.	12.12
Amazon.com, Inc.	6.60
Alphabet, Inc. Class A	6.44
Visa, Inc. Class A	5.24
UnitedHealth Group, Inc.	3.16
ServiceNow, Inc.	2.21
Chipotle Mexican Grill, Inc.	2.11
Waste Connections, Inc.	2.08
Intuitive Surgical, Inc.	2.04
MercadoLibre, Inc.	1.99

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery All Cap Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,093.37	$6.52	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.29	1.24%
Class C
Actual	$1,000.00	$1,089.27	$10.45	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$10.08	1.99%
Administrator Class
Actual	$1,000.00	$1,094.07	$5.79	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Institutional Class
Actual	$1,000.00	$1,095.44	$4.48	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

8 | Allspring Discovery All Cap Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.08%
Communication services: 7.87%
Entertainment: 1.43%
Spotify Technology SA†	49,336	$10,624,508
Interactive media & services: 6.44%
Alphabet, Inc. Class A†	341,485	47,842,048
Consumer discretionary: 14.64%
Automobiles: 1.23%
Ferrari NV	26,341	9,111,879
Broadline retail: 8.59%
Amazon.com, Inc.†	315,875	49,023,800
MercadoLibre, Inc.†	8,642	14,793,462
		63,817,262
Hotels, restaurants & leisure: 2.11%
Chipotle Mexican Grill, Inc.†	6,500	15,657,005
Specialty retail: 1.58%
Home Depot, Inc.	33,240	11,732,390
Textiles, apparel & luxury goods: 1.13%
lululemon athletica, Inc.†	18,483	8,387,955
Consumer staples: 0.95%
Beverages: 0.95%
Celsius Holdings, Inc.†	141,803	7,075,970
Financials: 11.82%
Capital markets: 3.11%
Intercontinental Exchange, Inc.	88,535	11,273,161
Tradeweb Markets, Inc. Class A	124,202	11,847,629
		23,120,790
Financial services: 6.74%
Fiserv, Inc.†	78,704	11,165,737
Visa, Inc. Class A	142,297	38,884,078
		50,049,815
Insurance: 1.97%
Progressive Corp.	82,242	14,659,637
Health care: 15.11%
Biotechnology: 1.21%
Exact Sciences Corp.†	137,616	9,000,086
Health care equipment & supplies: 3.77%
DexCom, Inc.†	105,704	12,827,181
Intuitive Surgical, Inc.†	40,115	15,172,295
		27,999,476
The accompanying notes are an integral part of these financial statements.
Allspring Discovery All Cap Growth Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Health care providers & services: 3.16%
UnitedHealth Group, Inc.	45,827	$23,451,509
Health care technology: 1.42%
Veeva Systems, Inc. Class A†	50,924	10,562,147
Life sciences tools & services: 2.46%
Bio-Techne Corp.	115,551	8,125,547
Danaher Corp.	42,275	10,142,195
		18,267,742
Pharmaceuticals: 3.09%
Eli Lilly & Co.	14,500	9,361,345
Zoetis, Inc.	72,200	13,559,882
		22,921,227
Industrials: 9.96%
Commercial services & supplies: 3.41%
Tetra Tech, Inc.	62,458	9,879,607
Waste Connections, Inc.	99,740	15,485,632
		25,365,239
Electrical equipment: 1.06%
Vertiv Holdings Co.	140,504	7,914,590
Ground transportation: 1.34%
Old Dominion Freight Line, Inc.	25,374	9,921,741
Industrial conglomerates: 1.57%
General Electric Co.	87,911	11,641,175
Machinery: 1.56%
RBC Bearings, Inc.†	43,069	11,565,749
Professional services: 1.02%
Paylocity Holding Corp.†	47,643	7,547,128
Information technology: 36.02%
Communications equipment: 1.99%
Motorola Solutions, Inc.	46,253	14,777,834
Electronic equipment, instruments & components: 2.17%
Teledyne Technologies, Inc.†	23,186	9,702,645
Zebra Technologies Corp. Class A†	26,763	6,411,077
		16,113,722
IT services: 4.18%
Gartner, Inc.†	24,579	11,243,418
Globant SA†	58,581	13,813,985
MongoDB, Inc.†	14,900	5,967,748
		31,025,151
The accompanying notes are an integral part of these financial statements.
10 | Allspring Discovery All Cap Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 5.77%
Advanced Micro Devices, Inc.†	84,727	$14,207,870
Analog Devices, Inc.	46,849	9,011,874
KLA Corp.	16,100	9,564,044
Monolithic Power Systems, Inc.	16,700	10,065,424
		42,849,212
Software: 21.91%
Bills Holdings, Inc.†	52,512	4,098,562
Cadence Design Systems, Inc.†	50,824	14,660,691
Crowdstrike Holdings, Inc. Class A†	39,005	11,408,962
Datadog, Inc. Class A†	61,860	7,697,858
Microsoft Corp.	226,363	89,997,402
ServiceNow, Inc.†	21,500	16,456,100
Workday, Inc. Class A†	39,095	11,379,382
Zscaler, Inc.†	30,045	7,080,705
		162,779,662
Materials: 1.72%
Chemicals: 1.72%
Sherwin-Williams Co.	41,900	12,753,522
Real estate: 0.99%
Specialized REITs : 0.99%
SBA Communications Corp. Class A	32,729	7,326,714
Total common stocks (Cost $362,705,480)		735,862,885

		Yield
Short-term investments: 1.03%
Investment companies: 1.03%
Allspring Government Money Market Fund Select Class♠∞		5.27%	7,651,638	7,651,638
Total short-term investments (Cost $7,651,638)				7,651,638
Total investments in securities (Cost $370,357,118)	100.11%			743,514,523
Other assets and liabilities, net	(0.11)			(787,678)
Total net assets	100.00%			$742,726,845

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Discovery All Cap Growth Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,911,117	$64,486,390	$(58,745,869)	$0	$0	$7,651,638	7,651,638	$134,848
The accompanying notes are an integral part of these financial statements.
12 | Allspring Discovery All Cap Growth Fund

Statement of assets and liabilities—January 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $362,705,480)	$735,862,885
Investments in affiliated securities, at value (cost $7,651,638)	7,651,638
Receivable for Fund shares sold	155,151
Receivable for dividends	66,683
Prepaid expenses and other assets	67,700
Total assets	743,804,057
Liabilities
Management fee payable	468,078
Payable for Fund shares redeemed	268,348
Shareholder servicing fees payable	148,006
Administration fees payable	121,319
Distribution fees payable	2,711
Accrued expenses and other liabilities	68,750
Total liabilities	1,077,212
Total net assets	$742,726,845
Net assets consist of
Paid-in capital	$372,207,632
Total distributable earnings	370,519,213
Total net assets	$742,726,845
Computation of net asset value and offering price per share
Net assets–Class A	$677,740,497
Shares outstanding–Class A1	12,497,613
Net asset value per share–Class A	$54.23
Maximum offering price per share – Class A2	$57.54
Net assets–Class C	$4,352,963
Shares outstanding–Class C1	175,834
Net asset value per share–Class C	$24.76
Net assets–Administrator Class	$23,115,468
Shares outstanding–Administrator Class[1]	368,753
Net asset value per share–Administrator Class	$62.69
Net assets–Institutional Class	$37,517,917
Shares outstanding–Institutional Class[1]	562,813
Net asset value per share–Institutional Class	$66.66
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery All Cap Growth Fund | 13

Statement of operations—six months ended January 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $8,006)	$1,615,733
Income from affiliated securities	134,848
Interest	7
Total investment income	1,750,588
Expenses
Management fee	2,750,881
Administration fees
Class A	636,365
Class C	4,296
Administrator Class	15,242
Institutional Class	23,363
Shareholder servicing fees
Class A	795,456
Class C	5,342
Administrator Class	28,236
Distribution fees
Class C	15,802
Custody and accounting fees	10,029
Professional fees	34,106
Registration fees	37,481
Shareholder report expenses	15,063
Trustees’ fees and expenses	9,759
Other fees and expenses	18,782
Total expenses	4,400,203
Less: Fee waivers and/or expense reimbursements
Fund-level	(104,702)
Class A	(5,540)
Administrator Class	(7,156)
Institutional Class	(12,873)
Net expenses	4,269,932
Net investment loss	(2,519,344)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	3,343,049
Foreign currency and foreign currency translations	(85)
Net realized gains on investments	3,342,964
Net change in unrealized gains (losses) on investments	62,655,374
Net realized and unrealized gains (losses) on investments	65,998,338
Net increase in net assets resulting from operations	$63,478,994
The accompanying notes are an integral part of these financial statements.
14 | Allspring Discovery All Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
Operations
Net investment loss		$(2,519,344)		$(4,369,435)
Net realized gains on investments		3,342,964		37,168,601
Net change in unrealized gains (losses) on investments		62,655,374		18,919,930
Net increase in net assets resulting from operations		63,478,994		51,719,096
Distributions to shareholders from
Net investment income and net realized gains
Class A		(33,782,466)		(54,898,486)
Class C		(454,268)		(866,613)
Class R		N/A		(304,370)[1]
Administrator Class		(1,115,498)		(1,767,086)
Institutional Class		(1,562,590)		(2,699,274)
Total distributions to shareholders		(36,914,822)		(60,535,829)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	88,366	4,526,641	209,822	10,097,328
Class C	5,482	132,567	22,262	527,616
Class R	N/A	N/A	6,850 [1]	289,729 [1]
Administrator Class	5,742	331,541	5,874	315,994
Institutional Class	49,624	3,018,433	78,084	4,468,563
		8,009,182		15,699,230
Reinvestment of distributions
Class A	629,736	32,456,610	1,220,643	52,719,587
Class C	19,290	454,268	41,072	866,613
Class R	N/A	N/A	7,773 [1]	303,617 [1]
Administrator Class	18,004	1,072,507	34,251	1,695,061
Institutional Class	24,326	1,540,328	50,950	2,666,737
		35,523,713		58,251,615
Payment for shares redeemed
Class A	(774,347)	(39,486,877)	(1,533,524)	(71,986,693)
Class C	(30,016)	(746,931)	(116,519)	(2,794,517)
Class R	N/A	N/A	(85,849)[1]	(3,909,469)[1]
Administrator Class	(56,976)	(3,481,524)	(37,289)	(2,002,644)
Institutional Class	(82,964)	(5,192,642)	(676,909)	(37,738,696)
		(48,907,974)		(118,432,019)
Net decrease in net assets resulting from capital share transactions		(5,375,079)		(44,481,174)
Total increase (decrease) in net assets		21,189,093		(53,297,907)
Net assets
Beginning of period		721,537,752		774,835,659
End of period		$742,726,845		$721,537,752
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery All Cap Growth Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$52.29	$52.95	$83.33	$64.95	$55.19	$54.77
Net investment loss	(0.19)[1]	(0.32)[1]	(0.60)[1]	(0.65)	(0.38)[1]	(0.33)[1]
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00	0.00
Net realized and unrealized gains (losses) on investments	4.93	4.16	(19.62)	23.40	13.24	6.56
Total from investment operations	4.74	3.84	(20.22)	22.75	12.86	6.23
Distributions to shareholders from
Net realized gains	(2.80)	(4.50)	(10.16)	(4.37)	(3.10)	(5.81)
Net asset value, end of period	$54.23	$52.29	$52.95	$83.33	$64.95	$55.19
Total return[3]	9.34%	9.03%	(27.73)%	36.32%[4]	24.55%	13.89%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.29%	1.26%	1.26%	1.28%	1.28%
Net expenses	1.24%	1.25%	1.25%	1.26%	1.28%	1.28%
Net investment loss	(0.74)%	(0.67)%	(0.89)%	(0.90)%	(0.68)%	(0.64)%
Supplemental data
Portfolio turnover rate	18%	21%	27%	24%	23%	39%
Net assets, end of period (000s omitted)	$677,740	$656,485	$670,221	$1,017,512	$800,199	$714,411

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 0.005% impact on the total return.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Discovery All Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.43	$28.50	$49.82	$40.52	$35.83	$38.02
Net investment loss	(0.18)[1]	(0.34)[1]	(0.63)[1]	(0.72)[1]	(0.50)[1]	(0.48)[1]
Payment from affiliate	0.00	0.00	0.00	0.23	0.00	0.00
Net realized and unrealized gains (losses) on investments	2.31	1.77	(10.53)	14.16	8.29	4.10
Total from investment operations	2.13	1.43	(11.16)	13.67	7.79	3.62
Distributions to shareholders from
Net realized gains	(2.80)	(4.50)	(10.16)	(4.37)	(3.10)	(5.81)
Net asset value, end of period	$24.76	$25.43	$28.50	$49.82	$40.52	$35.83
Total return[2]	8.93%	8.24%	(28.27)%	35.74%[3]	23.61%	13.04%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.02%	1.98%	2.01%	2.03%	2.03%
Net expenses	1.99%	2.01%	1.98%	2.01%	2.03%	2.03%
Net investment loss	(1.49)%	(1.42)%	(1.62)%	(1.63)%	(1.42)%	(1.40)%
Supplemental data
Portfolio turnover rate	18%	21%	27%	24%	23%	39%
Net assets, end of period (000s omitted)	$4,353	$4,604	$6,678	$15,900	$22,077	$26,122

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 0.62% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery All Cap Growth Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$59.99	$59.92	$92.83	$71.80	$60.58	$59.39
Net investment loss	(0.18)[1]	(0.28)[1]	(0.55)	(0.62)	(0.30)[1]	(0.25)[1]
Net realized and unrealized gains (losses) on investments	5.68	4.85	(22.20)	26.02	14.62	7.25
Total from investment operations	5.50	4.57	(22.75)	25.40	14.32	7.00
Distributions to shareholders from
Net realized gains	(2.80)	(4.50)	(10.16)	(4.37)	(3.10)	(5.81)
Net asset value, end of period	$62.69	$59.99	$59.92	$92.83	$71.80	$60.58
Total return[2]	9.41%	9.21%	(27.61)%	36.55%	24.78%	14.12%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.20%	1.16%	1.18%	1.20%	1.20%
Net expenses	1.10%	1.09%	1.09%	1.09%	1.09%	1.10%
Net investment loss	(0.60)%	(0.51)%	(0.73)%	(0.73)%	(0.49)%	(0.45)%
Supplemental data
Portfolio turnover rate	18%	21%	27%	24%	23%	39%
Net assets, end of period (000s omitted)	$23,115	$24,113	$23,917	$37,163	$28,712	$26,141

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Discovery All Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$63.54	$63.03	$96.91	$74.62	$62.69	$61.10
Net investment loss	(0.11)[1]	(0.14)[1]	(0.29)	(0.40)	(0.16)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	6.03	5.15	(23.43)	27.06	15.19	7.52
Total from investment operations	5.92	5.01	(23.72)	26.66	15.03	7.40
Distributions to shareholders from
Net realized gains	(2.80)	(4.50)	(10.16)	(4.37)	(3.10)	(5.81)
Net asset value, end of period	$66.66	$63.54	$63.03	$96.91	$74.62	$62.69
Total return[2]	9.54%	9.47%	(27.44)%	36.87%	25.09%	14.39%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.96%	0.93%	0.93%	0.95%	0.95%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.35)%	(0.25)%	(0.49)%	(0.49)%	(0.25)%	(0.20)%
Supplemental data
Portfolio turnover rate	18%	21%	27%	24%	23%	39%
Net assets, end of period (000s omitted)	$37,518	$36,334	$70,572	$116,193	$90,900	$75,456

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery All Cap Growth Fund | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery All Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
20 | Allspring Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $370,620,679 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$389,643,714
Gross unrealized losses	(16,749,870)
Net unrealized gains	$372,893,844
As of July 31, 2023, the  Fund had a qualified late-year ordinary loss of $2,601,052 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$58,466,556	$0	$0	$58,466,556
Consumer discretionary	108,706,491	0	0	108,706,491
Consumer staples	7,075,970	0	0	7,075,970
Financials	87,830,242	0	0	87,830,242
Health care	112,202,187	0	0	112,202,187
Industrials	73,955,622	0	0	73,955,622
Information technology	267,545,581	0	0	267,545,581
Materials	12,753,522	0	0	12,753,522
Real estate	7,326,714	0	0	7,326,714
Short-term investments
Investment companies	7,651,638	0	0	7,651,638
Total assets	$743,514,523	$0	$0	$743,514,523
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Discovery All Cap Growth Fund | 21

Notes to financial statements (unaudited)
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended January 31, 2024, the management fee was equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.24%
Class C	1.99
Administrator Class	1.10
Institutional Class	0.85
22 | Allspring Discovery All Cap Growth Fund

Notes to financial statements (unaudited)
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2024, Allspring Funds Distributor received $3,750 from the sale of Class A shares and $256 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2024 were $125,020,339 and $175,461,778, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Discovery All Cap Growth Fund | 23

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24 | Allspring Discovery All Cap Growth Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Discovery All Cap Growth Fund | 25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

26 | Allspring Discovery All Cap Growth Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Discovery All Cap Growth Fund | 27

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02052024-x5itlwlh 03-24
SAR0419 01-24

Allspring Discovery Large Cap Growth Fund
Semi-Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Discovery Large Cap Growth Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Discovery Large Cap Growth Fund for the six-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 6.43%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 0.48% while the MSCI EM Index (Net) (USD),3 returned -6.00%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.15%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.15%, the Bloomberg Municipal Bond Index6 returned 2.70%, and the ICE BofA U.S. High Yield Index7 gained 6.17%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began with stocks retreating in August after a July rally while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Federal Reserve’s (Fed’s) campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9 stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index10 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
10
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
2 | Allspring Discovery Large Cap Growth Fund

Letter to shareholders (unaudited)
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Discovery Large Cap Growth Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Discovery Large Cap Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA, Christopher J. Warner, CFA

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (STAEX)	12-29-2000	22.86	12.43	11.96	30.38	13.77	12.62	1.29	1.02
Class C (WECCX)	12-29-2000	28.24	12.86	11.93	29.24	12.86	11.93	2.04	1.77
Class R6 (WECRX)[3]	9-20-2019	–	–	–	30.83	14.21	13.08	0.87	0.60
Administrator Class (WECDX)	4-8-2005	–	–	–	30.35	13.88	12.81	1.22	0.94
Institutional Class (WFCIX)	4-8-2005	–	–	–	30.90	14.11	13.03	0.97	0.70
Russell 3000® Index[4]	–	–	–	–	19.15	13.53	11.96	–	–
Russell 1000® Growth Index[5]	–	–	–	–	34.99	18.04	15.48	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.02% for Class A, 1.77% for Class C, 0.60% for Class R6, 0.94% for Administrator Class and 0.70% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, focused portfolio risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Discovery Large Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2024[1]
Microsoft Corp.	11.91
Amazon.com, Inc.	7.36
Alphabet, Inc. Class A	6.92
Visa, Inc. Class A	5.36
UnitedHealth Group, Inc.	3.46
ServiceNow, Inc.	2.71
Chipotle Mexican Grill, Inc.	2.50
Intuitive Surgical, Inc.	2.48
Progressive Corp.	2.44
Motorola Solutions, Inc.	2.39

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery Large Cap Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,117.77	$5.43	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.18	1.02%
Class C
Actual	$1,000.00	$1,111.05	$9.39	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.24	$8.97	1.77%
Class R6
Actual	$1,000.00	$1,119.64	$3.20	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Administrator Class
Actual	$1,000.00	$1,117.03	$5.00	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.77	0.94%
Institutional Class
Actual	$1,000.00	$1,119.24	$3.73	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

8 | Allspring Discovery Large Cap Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.75%
Communication services: 10.47%
Entertainment: 1.42%
Spotify Technology SA†	12,719	$2,739,037
Interactive media & services: 6.92%
Alphabet, Inc. Class A†	95,744	13,413,735
Wireless telecommunication services: 2.13%
T-Mobile U.S., Inc.	25,623	4,131,196
Consumer discretionary: 15.68%
Automobiles: 1.45%
Ferrari NV	8,115	2,807,141
Broadline retail: 9.50%
Amazon.com, Inc.†	91,903	14,263,345
MercadoLibre, Inc.†	2,422	4,146,004
		18,409,349
Hotels, restaurants & leisure: 2.50%
Chipotle Mexican Grill, Inc.†	2,008	4,836,810
Specialty retail: 2.23%
Home Depot, Inc.	12,255	4,325,525
Financials: 16.54%
Capital markets: 6.42%
Intercontinental Exchange, Inc.	27,338	3,480,948
S&P Global, Inc.	10,230	4,586,621
Tradeweb Markets, Inc. Class A	45,832	4,371,914
		12,439,483
Financial services: 7.68%
Fiserv, Inc.†	31,729	4,501,393
Visa, Inc. Class A	37,989	10,380,874
		14,882,267
Insurance: 2.44%
Progressive Corp.	26,485	4,720,951
Health care: 15.57%
Health care equipment & supplies: 4.69%
DexCom, Inc.†	35,251	4,277,709
Intuitive Surgical, Inc.†	12,712	4,807,933
		9,085,642
Health care providers & services: 3.46%
UnitedHealth Group, Inc.	13,083	6,695,094
Health care technology: 1.91%
Veeva Systems, Inc. Class A†	17,886	3,709,735
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Large Cap Growth Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 1.76%
Danaher Corp.	14,213	$3,409,841
Pharmaceuticals: 3.75%
Eli Lilly & Co.	5,130	3,311,979
Zoetis, Inc.	21,027	3,949,081
		7,261,060
Industrials: 4.03%
Commercial services & supplies: 0.00%
Veralto Corp.	1	77
Ground transportation: 1.74%
Old Dominion Freight Line, Inc.	8,603	3,363,945
Industrial conglomerates: 2.29%
General Electric Co.	33,494	4,435,275
Information technology: 34.00%
Communications equipment: 2.39%
Motorola Solutions, Inc.	14,495	4,631,153
IT services: 5.28%
Gartner, Inc.†	8,700	3,979,728
Globant SA†	14,300	3,372,083
MongoDB, Inc.†	7,196	2,882,142
		10,233,953
Semiconductors & semiconductor equipment: 4.90%
Advanced Micro Devices, Inc.†	23,333	3,912,711
Analog Devices, Inc.	19,359	3,723,897
Applied Materials, Inc.	11,300	1,856,590
		9,493,198
Software: 21.43%
Cadence Design Systems, Inc.†	15,440	4,453,822
Crowdstrike Holdings, Inc. Class A†	14,721	4,305,893
Microsoft Corp.	58,054	23,081,109
ServiceNow, Inc.†	6,855	5,246,817
Workday, Inc. Class A†	15,200	4,424,264
		41,511,905
Materials: 2.11%
Chemicals: 2.11%
Sherwin-Williams Co.	13,460	4,096,955
Real estate: 1.35%
Specialized REITs : 1.35%
SBA Communications Corp. Class A	11,715	2,622,520
Total common stocks (Cost $86,573,986)		193,255,847
The accompanying notes are an integral part of these financial statements.
10 | Allspring Discovery Large Cap Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.04%
Investment companies: 0.04%
Allspring Government Money Market Fund Select Class♠∞		5.27%	76,926	$76,926
Total short-term investments (Cost $76,926)				76,926
Total investments in securities (Cost $86,650,912)	99.79%			193,332,773
Other assets and liabilities, net	0.21			415,001
Total net assets	100.00%			$193,747,774

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,819,226	$19,398,921	$(22,141,221)	$0	$0	$76,926	76,926	$47,509
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Large Cap Growth Fund | 11

Statement of assets and liabilities—January 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $86,573,986)	$193,255,847
Investments in affiliated securities, at value (cost $76,926)	76,926
Receivable for investments sold	617,268
Receivable for Fund shares sold	25,800
Receivable for dividends	18,665
Prepaid expenses and other assets	75,885
Total assets	194,070,391
Liabilities
Payable for Fund shares redeemed	155,699
Management fee payable	72,184
Administration fees payable	25,220
Shareholder servicing fees payable	24,372
Professional fees payable	15,799
Distribution fee payable	1,728
Accrued expenses and other liabilities	27,615
Total liabilities	322,617
Total net assets	$193,747,774
Net assets consist of
Paid-in capital	$78,034,908
Total distributable earnings	115,712,866
Total net assets	$193,747,774
Computation of net asset value and offering price per share
Net assets–Class A	$107,443,150
Shares outstanding–Class A1	13,942,896
Net asset value per share–Class A	$7.71
Maximum offering price per share – Class A2	$8.18
Net assets–Class C	$2,859,714
Shares outstanding–Class C1	1,473,907
Net asset value per share–Class C	$1.94
Net assets–Class R6	$29,182,444
Shares outstanding–Class R6[1]	2,883,424
Net asset value per share–Class R6	$10.12
Net assets–Administrator Class	$5,772,562
Shares outstanding–Administrator Class[1]	634,828
Net asset value per share–Administrator Class	$9.09
Net assets–Institutional Class	$48,489,904
Shares outstanding–Institutional Class[1]	4,822,006
Net asset value per share–Institutional Class	$10.06
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Discovery Large Cap Growth Fund

Statement of operations—six months ended January 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,515)	$491,597
Income from affiliated securities	47,509
Interest	71
Total investment income	539,177
Expenses
Management fee	653,296
Administration fees
Class A	100,024
Class C	2,543
Class R6	4,954
Administrator Class	3,548
Institutional Class	29,643
Shareholder servicing fees
Class A	125,030
Class C	3,126
Administrator Class	6,771
Distribution fee
Class C	9,380
Custody and accounting fees	1,750
Professional fees	32,405
Registration fees	36,528
Shareholder report expenses	14,434
Trustees’ fees and expenses	12,234
Other fees and expenses	20,550
Total expenses	1,056,216
Less: Fee waivers and/or expense reimbursements
Fund-level	(233,193)
Class A	(3,264)
Class R6	(932)
Administrator Class	(392)
Institutional Class	(1,459)
Net expenses	816,976
Net investment loss	(277,799)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	13,632,784
Foreign currency and foreign currency translations	(12)
Net realized gains on investments	13,632,772
Net change in unrealized gains (losses) on investments	7,174,850
Net realized and unrealized gains (losses) on investments	20,807,622
Net increase in net assets resulting from operations	$20,529,823
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Large Cap Growth Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
Operations
Net investment loss		$(277,799)		$(402,637)
Net realized gains on investments		13,632,772		10,711,783
Net change in unrealized gains (losses) on investments		7,174,850		7,001,201
Net increase in net assets resulting from operations		20,529,823		17,310,347
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,409,262)		(10,974,909)
Class C		(610,996)		(715,269)
Class R6		(1,594,549)		(3,654,350)
Administrator Class		(339,056)		(556,035)
Institutional Class		(2,647,589)		(5,651,251)
Total distributions to shareholders		(12,601,452)		(21,551,814)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	423,207	3,130,509	791,633	5,223,400
Class C	410,005	853,844	180,427	379,430
Class R6	113,568	1,071,316	581,616	4,923,781
Administrator Class	14,861	130,372	34,376	269,267
Institutional Class	179,853	1,680,366	986,159	8,110,662
		6,866,407		18,906,540
Reinvestment of distributions
Class A	997,526	7,271,968	1,786,245	10,735,336
Class C	332,063	610,996	386,632	715,269
Class R6	166,620	1,594,549	472,749	3,654,350
Administrator Class	39,273	337,749	78,918	553,210
Institutional Class	277,278	2,636,911	733,124	5,637,727
		12,452,173		21,295,892
Payment for shares redeemed
Class A	(1,226,793)	(9,021,488)	(2,135,242)	(14,215,409)
Class C	(341,445)	(722,816)	(519,548)	(1,190,033)
Class R6	(1,376,354)	(13,088,361)	(1,301,888)	(11,558,098)
Administrator Class	(119,483)	(1,016,791)	(84,281)	(649,854)
Institutional Class	(544,580)	(5,142,498)	(3,940,964)	(31,845,142)
		(28,991,954)		(59,458,536)
Net decrease in net assets resulting from capital share transactions		(9,673,374)		(19,256,104)
Total decrease in net assets		(1,745,003)		(23,497,571)
Net assets
Beginning of period		195,492,777		218,990,348
End of period		$193,747,774		$195,492,777
The accompanying notes are an integral part of these financial statements.
14 | Allspring Discovery Large Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.43	$7.65	$11.65	$9.62	$8.33	$9.43
Net investment loss	(0.02)[1]	(0.02)[1]	(0.06)[1]	(0.05)[1]	(0.03)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	0.86	0.65	(2.01)	2.93	2.08	0.97
Total from investment operations	0.84	0.63	(2.07)	2.88	2.05	0.94
Distributions to shareholders from
Net realized gains	(0.56)	(0.85)	(1.93)	(0.85)	(0.76)	(2.04)
Net asset value, end of period	$7.71	$7.43	$7.65	$11.65	$9.62	$8.33
Total return[2]	11.78%	10.93%	(21.94)%	31.66%	26.57%	15.37%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.29%	1.26%	1.25%	1.26%	1.30%
Net expenses	1.02%	1.00%	1.01%	1.01%	1.02%	1.20%
Net investment loss	(0.44)%	(0.37)%	(0.58)%	(0.50)%	(0.30)%	(0.35)%
Supplemental data
Portfolio turnover rate	20%	18%	27%	21%	16%	20%
Net assets, end of period (000s omitted)	$107,443	$102,157	$101,833	$141,657	$124,271	$17,940

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Large Cap Growth Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$2.28	$3.03	$5.76	$5.18	$4.86	$6.46
Net investment loss	(0.01)[1]	(0.03)[1]	(0.06)[1]	(0.07)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	0.23	0.13	(0.74)	1.50	1.13	0.50
Total from investment operations	0.22	0.10	(0.80)	1.43	1.08	0.44
Distributions to shareholders from
Net realized gains	(0.56)	(0.85)	(1.93)	(0.85)	(0.76)	(2.04)
Net asset value, end of period	$1.94	$2.28	$3.03	$5.76	$5.18	$4.86
Total return[2]	11.11%	10.00%	(22.39)%	30.71%	25.48%	14.51%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.03%	2.00%	2.00%	2.01%	2.05%
Net expenses	1.77%	1.78%	1.78%	1.78%	1.79%	1.95%
Net investment loss	(1.19)%	(1.14)%	(1.35)%	(1.26)%	(1.06)%	(1.12)%
Supplemental data
Portfolio turnover rate	20%	18%	27%	21%	16%	20%
Net assets, end of period (000s omitted)	$2,860	$2,444	$3,103	$5,876	$6,651	$2,116

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Discovery Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class R6		2023	2022	2021	2020[1]
Net asset value, beginning of period	$9.57	$9.55	$14.03	$11.37	$9.63
Net investment income (loss)	(0.00)[2,3]	0.00 [3,4]	(0.02)[3]	(0.01)[3]	0.01
Net realized and unrealized gains (losses) on investments	1.11	0.87	(2.53)	3.52	2.49
Total from investment operations	1.11	0.87	(2.55)	3.51	2.50
Distributions to shareholders from
Net realized gains	(0.56)	(0.85)	(1.93)	(0.85)	(0.76)
Net asset value, end of period	$10.12	$9.57	$9.55	$14.03	$11.37
Total return[5]	11.96%	11.29%	(21.60)%	32.36%	27.68%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.83%	0.82%	0.82%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.02)%	0.04%	(0.15)%	(0.09)%	0.11%
Supplemental data
Portfolio turnover rate	20%	18%	27%	21%	16%
Net assets, end of period (000s omitted)	$29,182	$38,092	$40,356	$45,970	$48,435

[1]	For the period from September 20, 2019 (commencement of class operations) to July 31, 2020
[2]	Amount is more than $(0.005).
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Large Cap Growth Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.67	$8.76	$13.07	$10.66	$9.15	$10.12
Net investment loss	(0.02)[1]	(0.02)[1]	(0.06)[1]	(0.05)[1]	(0.02)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	1.00	0.78	(2.32)	3.31	2.29	1.08
Total from investment operations	0.98	0.76	(2.38)	3.26	2.27	1.07
Distributions to shareholders from
Net realized gains	(0.56)	(0.85)	(1.93)	(0.85)	(0.76)	(2.04)
Net asset value, end of period	$9.09	$8.67	$8.76	$13.07	$10.66	$9.15
Total return[2]	11.70%	11.04%	(21.92)%	32.15%	26.59%	15.63%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.21%	1.17%	1.17%	1.18%	1.21%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	1.00%
Net investment loss	(0.36)%	(0.30)%	(0.50)%	(0.43)%	(0.21)%	(0.16)%
Supplemental data
Portfolio turnover rate	20%	18%	27%	21%	16%	20%
Net assets, end of period (000s omitted)	$5,773	$6,070	$5,882	$10,934	$8,979	$2,590

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Discovery Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.52	$9.51	$13.99	$11.36	$9.68	$10.57
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.03)[1]	(0.02)[1]	0.01 [1]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	1.11	0.87	(2.52)	3.50	2.43	1.15
Total from investment operations	1.10	0.86	(2.55)	3.48	2.44	1.15
Distributions to shareholders from
Net realized gains	(0.56)	(0.85)	(1.93)	(0.85)	(0.76)	(2.04)
Net asset value, end of period	$10.06	$9.52	$9.51	$13.99	$11.36	$9.68
Total return[3]	11.92%	11.23%	(21.67)%	32.11%	26.91%	15.76%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.93%	0.92%	0.93%	0.97%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.72%	0.80%
Net investment income (loss)	(0.12)%	(0.06)%	(0.27)%	(0.19)%	0.07%	0.05%
Supplemental data
Portfolio turnover rate	20%	18%	27%	21%	16%	20%
Net assets, end of period (000s omitted)	$48,490	$46,731	$67,816	$99,164	$86,407	$107,670

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Discovery Large Cap Growth Fund | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
20 | Allspring Discovery Large Cap Growth Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $87,325,224 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$109,263,760
Gross unrealized losses	(3,256,211)
Net unrealized gains	$106,007,549
As of July 31, 2023, the Fund had a qualified late-year ordinary loss of $238,172 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$20,283,968	$0	$0	$20,283,968
Consumer discretionary	30,378,825	0	0	30,378,825
Financials	32,042,701	0	0	32,042,701
Health care	30,161,372	0	0	30,161,372
Industrials	7,799,297	0	0	7,799,297
Information technology	65,870,209	0	0	65,870,209
Materials	4,096,955	0	0	4,096,955
Real estate	2,622,520	0	0	2,622,520
Short-term investments
Investment companies	76,926	0	0	76,926
Total assets	$193,332,773	$0	$0	$193,332,773
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Discovery Large Cap Growth Fund | 21

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2024, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.02%
Class C	1.77
Class R6	0.60
Administrator Class	0.94
Institutional Class	0.70
22 | Allspring Discovery Large Cap Growth Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2024, Allspring Funds Distributor received $655 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2024 were $37,620,340 and $57,915,075, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Discovery Large Cap Growth Fund | 23

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24 | Allspring Discovery Large Cap Growth Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Discovery Large Cap Growth Fund | 25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

26 | Allspring Discovery Large Cap Growth Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Discovery Large Cap Growth Fund | 27

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02052024-k0cizqom 03-24
SAR4303 01-24

Allspring Growth
Fund
Semi-Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Growth Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Growth Fund for the six-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 6.43%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 0.48% while the MSCI EM Index (Net) (USD),3 returned -6.00%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.15%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.15%, the Bloomberg Municipal Bond Index6 returned 2.70%, and the ICE BofA U.S. High Yield Index7 gained 6.17%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began with stocks retreating in August after a July rally while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Federal Reserve’s (Fed’s) campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9 stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index10 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
10
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
2 | Allspring Growth Fund

Letter to shareholders (unaudited)
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Growth Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Growth Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA, David Nazaret, CFA, Thomas C. Ognar, CFA

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SGRAX)	2-24-2000	19.33	10.03	10.06	26.61	11.34	10.71	1.18	1.15
Class C (WGFCX)	12-26-2002	24.64	10.93	10.21	25.64	10.93	10.21	1.93	1.90
Class R6 (SGRHX)[3]	9-30-2015	–	–	–	27.12	11.83	11.20	0.76	0.70
Administrator Class (SGRKX)	8-30-2002	–	–	–	26.82	11.54	10.92	1.11	0.96
Institutional Class (SGRNX)	2-24-2000	–	–	–	27.05	11.77	11.15	0.86	0.75
Russell 3000® Index[4]	–	–	–	–	19.15	13.53	11.96	–	–
Russell 3000® Growth Index[5]	–	–	–	–	33.11	17.29	14.90	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.70% for Class R6, 0.96% for Administrator Class and 0.75% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]
The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values.
You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2024[1]
Microsoft Corp.	12.29
Amazon.com, Inc.	7.29
Apple, Inc.	6.74
NVIDIA Corp.	6.34
Meta Platforms, Inc. Class A	5.23
Alphabet, Inc. Class A	4.61
Mastercard, Inc. Class A	2.66
MongoDB, Inc.	2.59
Visa, Inc. Class A	1.83
Boston Scientific Corp.	1.74

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,073.67	$5.99	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84	1.15%
Class C
Actual	$1,000.00	$1,069.39	$9.88	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.63	1.90%
Class R6
Actual	$1,000.00	$1,075.74	$3.65	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Administrator Class
Actual	$1,000.00	$1,074.66	$5.01	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.88	0.96%
Institutional Class
Actual	$1,000.00	$1,075.57	$3.91	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

8 | Allspring Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.89%
Communication services: 12.05%
Entertainment: 1.05%
Live Nation Entertainment, Inc.†	181,424	$16,119,522
Netflix, Inc.†	27,802	15,683,386
		31,802,908
Interactive media & services: 11.00%
Alphabet, Inc. Class A†	997,045	139,686,005
Alphabet, Inc. Class C†	247,848	35,144,846
Meta Platforms, Inc. Class A†	406,421	158,561,089
		333,391,940
Consumer discretionary: 15.68%
Broadline retail: 8.21%
Amazon.com, Inc.†	1,422,978	220,846,186
MercadoLibre, Inc.†	16,274	27,857,996
		248,704,182
Hotels, restaurants & leisure: 2.90%
Booking Holdings, Inc.†	8,436	29,589,017
Chipotle Mexican Grill, Inc.†	9,727	23,430,106
DoorDash, Inc. Class A†	74,856	7,799,995
DraftKings, Inc. Class A†	206,700	8,071,635
Wingstop, Inc.	67,964	19,105,360
		87,996,113
Specialty retail: 3.37%
AutoZone, Inc.†	5,208	14,385,173
Boot Barn Holdings, Inc.†	289,660	20,780,209
Five Below, Inc.†	87,029	15,618,224
Floor & Decor Holdings, Inc. Class A†	197,952	19,906,053
O’Reilly Automotive, Inc.†	11,040	11,294,472
Ulta Beauty, Inc.†	40,223	20,193,957
		102,178,088
Textiles, apparel & luxury goods: 1.20%
lululemon athletica, Inc.†	55,119	25,014,104
On Holding AG Class A†	428,678	11,385,688
		36,399,792
Consumer staples: 0.99%
Beverages: 0.33%
Celsius Holdings, Inc.†	199,994	9,979,701
Personal care products: 0.66%
BellRing Brands, Inc.†	133,786	7,394,352
e.l.f. Beauty, Inc.†	79,649	12,706,405
		20,100,757
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Financials: 8.69%
Capital markets: 3.95%
LPL Financial Holdings, Inc.	178,157	$42,613,373
S&P Global, Inc.	58,438	26,200,677
Tradeweb Markets, Inc. Class A	534,497	50,985,669
		119,799,719
Financial services: 4.64%
Block, Inc.†	70,000	4,550,700
Mastercard, Inc. Class A	179,698	80,725,733
Visa, Inc. Class A	202,685	55,385,703
		140,662,136
Insurance: 0.10%
Kinsale Capital Group, Inc.	7,421	2,950,367
Health care: 9.34%
Biotechnology: 0.99%
Argenx SE ADR†	21,292	8,101,819
Exact Sciences Corp.†	64,660	4,228,764
Vertex Pharmaceuticals, Inc.†	40,455	17,532,388
		29,862,971
Health care equipment & supplies: 5.73%
Boston Scientific Corp.†	832,230	52,646,870
DexCom, Inc.†	41,306	5,012,483
Intuitive Surgical, Inc.†	65,228	24,670,534
Penumbra, Inc.†	170,687	43,045,554
Shockwave Medical, Inc.†	165,808	37,514,060
Stryker Corp.	23,095	7,747,911
TransMedics Group, Inc.†	35,430	3,038,831
		173,676,243
Health care providers & services: 0.14%
UnitedHealth Group, Inc.	8,596	4,398,917
Health care technology: 1.38%
Veeva Systems, Inc. Class A†	201,653	41,824,849
Life sciences tools & services: 0.30%
Avantor, Inc.†	150,000	3,448,500
West Pharmaceutical Services, Inc.	14,919	5,565,234
		9,013,734
Pharmaceuticals: 0.80%
Eli Lilly & Co.	26,105	16,853,649
Novo Nordisk AS ADR	56,899	6,528,591
Zoetis, Inc.	4,935	926,843
		24,309,083
The accompanying notes are an integral part of these financial statements.
10 | Allspring Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Industrials: 7.03%
Aerospace & defense: 0.36%
TransDigm Group, Inc.	9,939	$10,860,147
Commercial services & supplies: 2.35%
Casella Waste Systems, Inc. Class A†	257,219	21,951,069
Copart, Inc.†	1,028,295	49,399,292
		71,350,361
Electrical equipment: 0.81%
Array Technologies, Inc.†	331,074	4,383,420
NEXTracker, Inc. Class A†	274,932	12,446,172
Shoals Technologies Group, Inc. Class A†	455,291	5,996,182
Vertiv Holdings Co.	30,000	1,689,900
		24,515,674
Ground transportation: 1.68%
Uber Technologies, Inc.†	779,000	50,845,330
Machinery: 0.50%
Fortive Corp.	193,867	15,156,522
Professional services: 1.33%
Legalzoom.com, Inc.†	874,266	9,013,682
Paycor HCM, Inc.†	1,412,668	27,448,139
Paylocity Holding Corp.†	25,580	4,052,128
		40,513,949
Information technology: 44.26%
Communications equipment: 0.63%
Arista Networks, Inc.†	73,366	18,978,317
IT services: 3.08%
MongoDB, Inc.†	196,358	78,645,306
Wix.com Ltd.†	116,271	14,752,465
		93,397,771
Semiconductors & semiconductor equipment: 12.23%
Advanced Micro Devices, Inc.†	191,131	32,050,757
Allegro MicroSystems, Inc.†	1,622,126	42,077,948
Marvell Technology, Inc.	151,774	10,275,100
Microchip Technology, Inc.	537,596	45,792,427
Monolithic Power Systems, Inc.	80,265	48,377,321
NVIDIA Corp.	312,565	192,311,868
		370,885,421
Software: 21.58%
Clearwater Analytics Holdings, Inc. Class A†	612,086	11,537,821
Crowdstrike Holdings, Inc. Class A†	112,262	32,836,635
Datadog, Inc. Class A†	152,304	18,952,710
DoubleVerify Holdings, Inc.†	419,864	16,798,759
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Software(continued)
Dynatrace, Inc.†	615,449	$35,080,593
Fair Isaac Corp.†	34,441	41,288,904
Intuit, Inc.	31,507	19,891,314
Microsoft Corp.	937,422	372,700,239
Oracle Corp.	135,275	15,110,218
Palo Alto Networks, Inc.†	99,106	33,548,372
Procore Technologies, Inc.†	307,988	21,987,263
Salesforce, Inc.†	28,808	8,097,641
ServiceNow, Inc.†	34,291	26,246,331
		654,076,800
Technology hardware, storage & peripherals: 6.74%
Apple, Inc.	1,107,636	204,248,078
Materials: 1.48%
Chemicals: 1.48%
Linde PLC	110,838	44,870,547
Real estate: 0.37%
Specialized REITs : 0.37%
Equinix, Inc.	13,532	11,228,448
Total common stocks (Cost $1,249,776,666)		3,027,978,865

		Yield
Short-term investments: 0.92%
Investment companies: 0.92%
Allspring Government Money Market Fund Select Class♠∞		5.27%	27,791,908	27,791,908
Total short-term investments (Cost $27,791,908)				27,791,908
Total investments in securities (Cost $1,277,568,574)	100.81%			3,055,770,773
Other assets and liabilities, net	(0.81)			(24,463,509)
Total net assets	100.00%			$3,031,307,264

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
12 | Allspring Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$15,704,374	$278,783,278	$(266,695,744)	$0	$0	$27,791,908	27,791,908	$329,728
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 13

Statement of assets and liabilities—January 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,249,776,666)	$3,027,978,865
Investments in affiliated securities, at value (cost $27,791,908)	27,791,908
Receivable for investments sold	3,723,677
Receivable for Fund shares sold	1,422,037
Receivable for dividends	180,586
Prepaid expenses and other assets	196,778
Total assets	3,061,293,851
Liabilities
Payable for Fund shares redeemed	17,174,990
Payable for investments purchased	9,439,599
Management fee payable	1,690,661
Administration fees payable	414,177
Distribution fee payable	8,449
Accrued expenses and other liabilities	1,258,711
Total liabilities	29,986,587
Total net assets	$3,031,307,264
Net assets consist of
Paid-in capital	$1,113,950,952
Total distributable earnings	1,917,356,312
Total net assets	$3,031,307,264
Computation of net asset value and offering price per share
Net assets–Class A	$1,832,731,399
Shares outstanding–Class A1	68,549,757
Net asset value per share–Class A	$26.74
Maximum offering price per share – Class A2	$28.37
Net assets–Class C	$13,350,686
Shares outstanding–Class C1	1,078,253
Net asset value per share–Class C	$12.38
Net assets–Class R6	$329,912,446
Shares outstanding–Class R6[1]	7,715,202
Net asset value per share–Class R6	$42.76
Net assets–Administrator Class	$205,796,544
Shares outstanding–Administrator Class[1]	5,736,356
Net asset value per share–Administrator Class	$35.88
Net assets–Institutional Class	$649,516,189
Shares outstanding–Institutional Class[1]	15,310,872
Net asset value per share–Institutional Class	$42.42
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Growth Fund

Statement of operations—six months ended January 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$5,164,660
Income from affiliated securities	329,728
Interest	2,691
Total investment income	5,497,079
Expenses
Management fee	10,685,618
Administration fees
Class A	1,748,899
Class C	13,414
Class R6	50,267
Administrator Class	132,211
Institutional Class	441,405
Shareholder servicing fees
Class A	2,185,953
Class C	16,746
Administrator Class	253,146
Distribution fee
Class C	50,161
Custody and accounting fees	2
Professional fees	35,209
Registration fees	18,464
Shareholder report expenses	35,629
Trustees’ fees and expenses	12,234
Other fees and expenses	83,666
Total expenses	15,763,024
Less: Fee waivers and/or expense reimbursements
Fund-level	(444,751)
Class R6	(49,222)
Administrator Class	(120,574)
Institutional Class	(269,085)
Net expenses	14,879,392
Net investment loss	(9,382,313)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	242,920,864
Net change in unrealized gains (losses) on investments	(36,914,390)
Net realized and unrealized gains (losses) on investments	206,006,474
Net increase in net assets resulting from operations	$196,624,161
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
Operations
Net investment loss		$(9,382,313)		$(12,037,157)
Net realized gains on investments		242,920,864		196,383,515
Net change in unrealized gains (losses) on investments		(36,914,390)		125,274,437
Net increase in net assets resulting from operations		196,624,161		309,620,795
Distributions to shareholders from
Net investment income and net realized gains
Class A		(185,583,271)		(108,869,642)
Class C		(2,679,651)		(1,767,487)
Class R6		(23,028,123)		(15,329,845)
Administrator Class		(16,304,909)		(12,943,905)
Institutional Class		(45,640,370)		(38,192,678)
Total distributions to shareholders		(273,236,324)		(177,103,557)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	576,212	15,015,674	1,146,798	28,147,242
Class C	39,367	498,570	52,604	697,566
Class R6	267,631	10,911,321	1,983,266	76,624,251
Administrator Class	294,145	10,151,674	620,292	19,712,857
Institutional Class	1,062,746	42,898,712	2,966,448	109,317,521
		79,475,951		234,499,437
Reinvestment of distributions
Class A	7,152,606	178,242,948	4,695,691	104,666,950
Class C	222,406	2,568,784	144,818	1,691,480
Class R6	525,450	20,928,674	416,402	14,190,969
Administrator Class	479,242	16,021,049	439,148	12,757,242
Institutional Class	1,118,859	44,217,322	1,098,744	37,181,487
		261,978,777		170,488,128
Payment for shares redeemed
Class A	(5,466,681)	(143,072,764)	(9,939,680)	(241,340,204)
Class C	(199,776)	(2,583,345)	(466,357)	(6,100,134)
Class R6	(2,286,591)	(93,970,967)	(3,417,488)	(129,288,708)
Administrator Class	(1,110,681)	(38,188,328)	(4,324,799)	(131,201,214)
Institutional Class	(7,637,673)	(308,419,068)	(9,179,670)	(338,231,327)
		(586,234,472)		(846,161,587)
Net decrease in net assets resulting from capital share transactions		(244,779,744)		(441,174,022)
Total decrease in net assets		(321,391,907)		(308,656,784)
Net assets
Beginning of period		3,352,699,171		3,661,355,955
End of period		$3,031,307,264		$3,352,699,171
The accompanying notes are an integral part of these financial statements.
16 | Allspring Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.83	$26.80	$47.16	$39.86	$35.56	$38.67
Net investment loss	(0.10)[1]	(0.14)[1]	(0.30)[1]	(0.32)	(0.19)	(0.13)
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.94	2.79	(11.07)	13.52	8.77	3.73
Total from investment operations	1.84	2.65	(11.37)	13.20	8.58	3.60
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)	(6.71)
Net asset value, end of period	$26.74	$27.83	$26.80	$47.16	$39.86	$35.56
Total return[3]	7.37%	11.39%	(29.35)%	35.61%[4]	27.08%	13.55%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.16%	1.16%	1.17%	1.18%
Net expenses	1.15%	1.14%	1.13%	1.14%	1.14%	1.16%
Net investment loss	(0.78)%	(0.55)%	(0.85)%	(0.83)%	(0.59)%	(0.45)%
Supplemental data
Portfolio turnover rate	17%	58%	43%	36%	37%	39%
Net assets, end of period (000s omitted)	$1,832,731	$1,844,845	$1,885,963	$3,088,763	$2,443,132	$2,116,542

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 0.01% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.51	$14.95	$30.47	$27.32	$25.87	$30.33
Net investment loss	(0.10)[1]	(0.17)[1]	(0.34)[1]	(0.45)[1]	(0.32)[1]	(0.31)[1]
Payment from affiliate	0.00	0.00	0.00	1.32	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.90	1.35	(6.19)	8.18	6.05	2.56
Total from investment operations	0.80	1.18	(6.53)	9.05	5.73	2.25
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)	(6.71)
Net asset value, end of period	$12.38	$14.51	$14.95	$30.47	$27.32	$25.87
Total return[2]	6.94%	10.52%	(29.54)%[3]	36.64%[4]	26.11%	12.68%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.94%	1.89%	1.91%	1.92%	1.93%
Net expenses	1.90%	1.91%	1.89%	1.91%	1.91%	1.91%
Net investment loss	(1.53)%	(1.31)%	(1.61)%	(1.57)%	(1.35)%	(1.19)%
Supplemental data
Portfolio turnover rate	17%	58%	43%	36%	37%	39%
Net assets, end of period (000s omitted)	$13,351	$14,747	$19,208	$41,094	$114,123	$156,056

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended July 31, 2022, the Fund received payments from a service provider which had a 0.14% impact on the total return.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate which had a 5.92% impact on the total return.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.67	$39.94	$65.50	$53.17	$45.84	$47.53
Net investment loss	(0.07)[1]	(0.04)[1]	(0.21)[1]	(0.23)	(0.07)	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	3.09	4.39	(16.36)	18.46	11.68	5.02
Total from investment operations	3.02	4.35	(16.57)	18.23	11.61	5.02
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)	(6.71)
Net asset value, end of period	$42.76	$42.67	$39.94	$65.50	$53.17	$45.84
Total return[3]	7.57%	11.92%	(29.05)%	36.19%	27.65%	14.06%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.73%	0.73%	0.74%	0.75%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment loss	(0.33)%	(0.11)%	(0.41)%	(0.40)%	(0.15)%	0.00%
Supplemental data
Portfolio turnover rate	17%	58%	43%	36%	37%	39%
Net assets, end of period (000s omitted)	$329,912	$392,893	$408,403	$519,293	$391,705	$337,260

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.31	$34.34	$57.75	$47.60	$41.58	$43.89
Net investment loss	(0.10)[1]	(0.11)[1]	(0.31)[1]	(0.29)	(0.16)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	2.60	3.70	(14.11)	16.34	10.46	4.50
Total from investment operations	2.50	3.59	(14.42)	16.05	10.30	4.40
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)	(6.71)
Net asset value, end of period	$35.88	$36.31	$34.34	$57.75	$47.60	$41.58
Total return[2]	7.47%	11.60%	(29.22)%	35.82%	27.31%	13.78%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.08%	1.08%	1.09%	1.10%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.59)%	(0.35)%	(0.68)%	(0.65)%	(0.40)%	(0.25)%
Supplemental data
Portfolio turnover rate	17%	58%	43%	36%	37%	39%
Net assets, end of period (000s omitted)	$205,797	$220,544	$320,744	$647,618	$559,109	$561,900

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.36	$39.68	$65.17	$52.96	$45.70	$47.43
Net investment loss	(0.08)[1]	(0.06)[1]	(0.24)[1]	(0.26)[1]	(0.09)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	3.07	4.36	(16.26)	18.37	11.63	4.99
Total from investment operations	2.99	4.30	(16.50)	18.11	11.54	4.98
Distributions to shareholders from
Net realized gains	(2.93)	(1.62)	(8.99)	(5.90)	(4.28)	(6.71)
Net asset value, end of period	$42.42	$42.36	$39.68	$65.17	$52.96	$45.70
Total return[2]	7.56%	11.87%	(29.09)%	36.10%	27.58%	14.00%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.83%	0.83%	0.84%	0.85%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.37)%	(0.15)%	(0.47)%	(0.44)%	(0.20)%	(0.03)%
Supplemental data
Portfolio turnover rate	17%	58%	43%	36%	37%	39%
Net assets, end of period (000s omitted)	$649,516	$879,671	$1,027,038	$1,959,313	$1,607,803	$1,503,753

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
22 | Allspring Growth Fund

Notes to financial statements (unaudited)
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $1,278,478,852 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,794,626,315
Gross unrealized losses	(17,334,394)
Net unrealized gains	$1,777,291,921
As of July 31, 2023, the Fund had a qualified late-year ordinary loss of $9,054,902 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$365,194,848	$0	$0	$365,194,848
Consumer discretionary	475,278,175	0	0	475,278,175
Consumer staples	30,080,458	0	0	30,080,458
Financials	263,412,222	0	0	263,412,222
Health care	283,085,797	0	0	283,085,797
Industrials	213,241,983	0	0	213,241,983
Information technology	1,341,586,387	0	0	1,341,586,387
Materials	44,870,547	0	0	44,870,547
Real estate	11,228,448	0	0	11,228,448
Short-term investments
Investment companies	27,791,908	0	0	27,791,908
Total assets	$3,055,770,773	$0	$0	$3,055,770,773
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Growth Fund | 23

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended January 31, 2024, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.70
Administrator Class	0.96
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
24 | Allspring Growth Fund

Notes to financial statements (unaudited)
from redemptions of Class C shares. For the six months ended January 31, 2024, Allspring Funds Distributor received $3,292 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2024 were $513,944,838 and $1,015,853,286, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Growth Fund | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Growth Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Growth Fund | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

28 | Allspring Growth Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Growth Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02052024-wwkigerx 03-24
SAR3009 01-24

Allspring Large Cap Core Fund
Semi-Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Large Cap Core Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Large Cap Core Fund for the six-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 6.43%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 0.48% while the MSCI EM Index (Net) (USD),3 returned -6.00%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.15%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.15%, the Bloomberg Municipal Bond Index6 returned 2.70%, and the ICE BofA U.S. High Yield Index7 gained 6.17%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began with stocks retreating in August after a July rally while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Federal Reserve’s (Fed’s) campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9 stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index10 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
10
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
2 | Allspring Large Cap Core Fund

Letter to shareholders (unaudited)
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Large Cap Core Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Large Cap Core Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	John R. Campbell, CFA, Vince Fioramonti, CFA

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EGOAX)	12-17-2007	13.27	11.35	10.23	20.15	12.68	10.89	1.21	1.07
Class C (EGOCX)	12-17-2007	18.25	11.83	10.22	19.25	11.83	10.22	1.96	1.82
Class R6 (EGORX)[3]	9-30-2015	–	–	–	20.73	13.17	11.71	0.79	0.65
Administrator Class (WFLLX)	7-16-2010	–	–	–	20.35	12.81	11.04	1.14	0.97
Institutional Class (EGOIX)	12-17-2007	–	–	–	20.67	13.12	11.36	0.89	0.67
S&P 500 Index[4]	–	–	–	–	20.82	14.30	12.62	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.07% for Class A, 1.82% for Class C, 0.65% for Class R6, 0.97% for Administrator Class and 0.67% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Large Cap Core Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2024[1]
Microsoft Corp.	6.09
Apple, Inc.	4.65
Alphabet, Inc. Class C	3.78
Broadcom, Inc.	3.01
Costco Wholesale Corp.	2.68
Amazon.com, Inc.	2.45
Royal Caribbean Cruises Ltd.	2.33
Intuitive Surgical, Inc.	2.27
Arista Networks, Inc.	2.26
Amgen, Inc.	2.21

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Large Cap Core Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,056.50	$5.53	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43	1.07%
Class C
Actual	$1,000.00	$1,052.25	$9.39	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.99	$9.22	1.82%
Class R6
Actual	$1,000.00	$1,058.69	$3.36	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Administrator Class
Actual	$1,000.00	$1,057.63	$5.02	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.93	0.97%
Institutional Class
Actual	$1,000.00	$1,058.32	$3.47	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

8 | Allspring Large Cap Core Fund

Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.67%
Communication services: 5.48%
Interactive media & services: 3.78%
Alphabet, Inc. Class C†	124,632	$17,672,818
Media: 1.70%
Fox Corp. Class A	245,388	7,926,032
Consumer discretionary: 14.52%
Broadline retail: 2.45%
Amazon.com, Inc.†	73,644	11,429,549
Hotels, restaurants & leisure: 2.33%
Royal Caribbean Cruises Ltd.†	85,296	10,875,240
Household durables: 4.29%
Lennar Corp. Class A	66,980	10,036,953
PulteGroup, Inc.	95,596	9,995,518
		20,032,471
Specialty retail: 5.45%
O’Reilly Automotive, Inc.†	8,168	8,356,272
Ross Stores, Inc.	68,182	9,564,571
Ulta Beauty, Inc.†	15,020	7,540,791
		25,461,634
Consumer staples: 3.67%
Consumer staples distribution & retail : 2.68%
Costco Wholesale Corp.	18,021	12,522,433
Food products: 0.99%
Archer-Daniels-Midland Co.	83,247	4,626,868
Energy: 6.30%
Energy equipment & services: 1.55%
Halliburton Co.	202,321	7,212,744
Oil, gas & consumable fuels: 4.75%
Chevron Corp.	47,631	7,022,238
ConocoPhillips	66,510	7,440,474
EOG Resources, Inc.	67,794	7,714,279
		22,176,991
Financials: 10.72%
Banks: 6.13%
Citigroup, Inc.	107,061	6,013,616
Citizens Financial Group, Inc.	151,043	4,939,106
First Citizens BancShares, Inc. Class A	5,928	8,951,280
JPMorgan Chase & Co.	50,060	8,728,462
		28,632,464
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Capital markets: 2.53%
Goldman Sachs Group, Inc.	20,811	$7,991,632
Virtu Financial, Inc. Class A	228,710	3,840,041
		11,831,673
Financial services: 2.06%
Mastercard, Inc. Class A	21,366	9,598,248
Health care: 15.28%
Biotechnology: 6.94%
AbbVie, Inc.	43,126	7,089,914
Amgen, Inc.	32,790	10,304,586
Regeneron Pharmaceuticals, Inc.†	9,654	9,101,598
United Therapeutics Corp.†	27,463	5,898,503
		32,394,601
Health care equipment & supplies: 3.87%
Edwards Lifesciences Corp.†	95,238	7,473,326
Intuitive Surgical, Inc.†	27,960	10,575,031
		18,048,357
Health care providers & services: 3.54%
Cencora, Inc.	40,760	9,484,037
UnitedHealth Group, Inc.	13,731	7,026,702
		16,510,739
Pharmaceuticals: 0.93%
Pfizer, Inc.	161,342	4,369,141
Industrials: 7.15%
Commercial services & supplies: 1.82%
Copart, Inc.†	176,613	8,484,488
Construction & engineering: 1.89%
EMCOR Group, Inc.	38,742	8,837,438
Electrical equipment: 1.95%
nVent Electric PLC	151,490	9,095,460
Machinery: 1.49%
AGCO Corp.	56,856	6,955,194
Information technology: 27.13%
Communications equipment: 2.26%
Arista Networks, Inc.†	40,658	10,517,412
Semiconductors & semiconductor equipment: 8.35%
Applied Materials, Inc.	55,783	9,165,147
Broadcom, Inc.	11,893	14,033,740
KLA Corp.	15,793	9,381,674
ON Semiconductor Corp.†	90,170	6,413,792
		38,994,353
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Core Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Software: 11.87%
Adobe, Inc.†	12,873	$7,952,682
Cadence Design Systems, Inc.†	34,206	9,867,063
Microsoft Corp.	71,445	28,405,103
Oracle Corp.	82,172	9,178,612
		55,403,460
Technology hardware, storage & peripherals: 4.65%
Apple, Inc.	117,768	21,716,419
Materials: 4.83%
Chemicals: 1.15%
CF Industries Holdings, Inc.	71,384	5,390,206
Metals & mining: 3.68%
Nucor Corp.	48,488	9,063,862
Reliance Steel & Aluminum Co.	28,385	8,101,646
		17,165,508
Real estate: 3.59%
Retail REITs : 2.09%
Simon Property Group, Inc.	70,372	9,754,263
Specialized REITs : 1.50%
Weyerhaeuser Co.	213,906	7,009,700
Total common stocks (Cost $306,865,330)		460,645,904

		Yield
Short-term investments: 1.11%
Investment companies: 1.11%
Allspring Government Money Market Fund Select Class♠∞		5.27%	5,183,479	5,183,479
Total short-term investments (Cost $5,183,479)				5,183,479
Total investments in securities (Cost $312,048,809)	99.78%			465,829,383
Other assets and liabilities, net	0.22			1,014,663
Total net assets	100.00%			$466,844,046

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,847,600	$18,306,231	$(17,970,352)	$0	$0	$5,183,479	5,183,479	$168,911
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	14	3-15-2024	$3,301,495	$3,409,350	$107,855	$0
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Core Fund

Statement of assets and liabilities—January 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $306,865,330)	$460,645,904
Investments in affiliated securities, at value (cost $5,183,479)	5,183,479
Cash at broker segregated for futures contracts	392,000
Receivable for Fund shares sold	1,050,481
Receivable for dividends	327,549
Prepaid expenses and other assets	86,128
Total assets	467,685,541
Liabilities
Payable for Fund shares redeemed	284,989
Management fee payable	215,016
Shareholder servicing fees payable	78,186
Administration fees payable	72,245
Payable for daily variation margin on open futures contracts	62,357
Distribution fees payable	4,754
Accrued expenses and other liabilities	123,948
Total liabilities	841,495
Total net assets	$466,844,046
Net assets consist of
Paid-in capital	$297,886,612
Total distributable earnings	168,957,434
Total net assets	$466,844,046
Computation of net asset value and offering price per share
Net assets–Class A	$363,502,601
Shares outstanding–Class A1	22,671,128
Net asset value per share–Class A	$16.03
Maximum offering price per share – Class A2	$17.01
Net assets–Class C	$7,423,030
Shares outstanding–Class C1	478,171
Net asset value per share–Class C	$15.52
Net assets–Class R6	$2,932,609
Shares outstanding–Class R6[1]	181,404
Net asset value per share–Class R6	$16.17
Net assets–Administrator Class	$1,989,672
Shares outstanding–Administrator Class[1]	120,763
Net asset value per share–Administrator Class	$16.48
Net assets–Institutional Class	$90,996,134
Shares outstanding–Institutional Class[1]	5,620,225
Net asset value per share–Institutional Class	$16.19
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 13

Statement of operations—six months ended January 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$3,521,002
Income from affiliated securities	168,911
Interest	9,760
Total investment income	3,699,673
Expenses
Management fee	1,561,423
Administration fees
Class A	345,311
Class C	8,905
Class R6	481
Administrator Class	1,266
Institutional Class	56,388
Shareholder servicing fees
Class A	431,639
Class C	10,993
Administrator Class	2,409
Distribution fees
Class C	32,975
Custody and accounting fees	6,747
Professional fees	34,039
Registration fees	42,997
Shareholder report expenses	16,823
Trustees’ fees and expenses	9,759
Other fees and expenses	8,750
Total expenses	2,570,905
Less: Fee waivers and/or expense reimbursements
Fund-level	(295,471)
Class A	(13)
Administrator Class	(295)
Institutional Class	(36,206)
Net expenses	2,238,920
Net investment income	1,460,753
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	21,078,758
Futures contracts	193,381
Net realized gains on investments	21,272,139
Net change in unrealized gains (losses) on
Unaffiliated securities	2,110,101
Futures contracts	(25,806)
Net change in unrealized gains (losses) on investments	2,084,295
Net realized and unrealized gains (losses) on investments	23,356,434
Net increase in net assets resulting from operations	$24,817,187
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Cap Core Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
Operations
Net investment income		$1,460,753		$3,072,563
Net realized gains on investments		21,272,139		34,410,415
Net change in unrealized gains (losses) on investments		2,084,295		28,081,774
Net increase in net assets resulting from operations		24,817,187		65,564,752
Distributions to shareholders from
Net investment income and net realized gains
Class A		(28,260,966)		(33,915,521)
Class C		(625,245)		(1,532,255)
Class R		N/A		(18,398)[1]
Class R6		(277,421)		(479,983)
Administrator Class		(157,450)		(166,659)
Institutional Class		(7,219,152)		(9,427,219)
Total distributions to shareholders		(36,540,234)		(45,540,035)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	665,884	10,489,544	870,474	12,800,613
Class C	59,257	912,210	74,538	1,031,897
Class R	N/A	N/A	4,193 [1]	65,543 [1]
Class R6	9,122	145,327	99,783	1,527,025
Administrator Class	14,827	243,213	32,969	488,099
Institutional Class	391,631	6,266,538	825,073	12,088,888
		18,056,832		28,002,065
Reinvestment of distributions
Class A	1,754,766	27,004,387	2,282,707	32,296,216
Class C	41,929	620,970	110,947	1,517,749
Class R	N/A	N/A	1,288 [1]	18,398 [1]
Class R6	2,883	44,896	7,651	109,454
Administrator Class	9,907	156,738	11,421	165,760
Institutional Class	455,501	7,102,424	638,501	9,137,834
		34,929,415		43,245,411
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 15

Statement of changes in net assets

	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
	Shares		Shares
Payment for shares redeemed
Class A	(1,204,266)	$(19,047,963)	(2,557,397)	$(38,070,679)
Class C	(329,272)	(5,042,020)	(653,371)	(9,360,898)
Class R	N/A	N/A	(14,390)[1]	(227,359)[1]
Class R6	(37,373)	(586,931)	(184,358)	(2,705,739)
Administrator Class	(20,939)	(336,927)	(21,621)	(319,966)
Institutional Class	(674,177)	(10,744,859)	(2,691,916)	(40,963,613)
		(35,758,700)		(91,648,254)
Net increase (decrease) in net assets resulting from capital share transactions		17,227,547		(20,400,778)
Total increase (decrease) in net assets		5,504,500		(376,061)
Net assets
Beginning of period		461,339,546		461,715,607
End of period		$466,844,046		$461,339,546
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Large Cap Core Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.49	$15.85	$18.77	$15.71	$18.57	$20.82
Net investment income	0.05 [1]	0.10 [1]	0.09	0.08 [1]	0.14	0.25
Net realized and unrealized gains (losses) on investments	0.82	2.21	(0.55)	5.33	0.51	(0.29)
Total from investment operations	0.87	2.31	(0.46)	5.41	0.65	(0.04)
Distributions to shareholders from
Net investment income	(0.09)	(0.12)	(0.04)	(0.15)	(0.29)	(0.16)
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)	(2.05)
Total distributions to shareholders	(1.33)	(1.67)	(2.46)	(2.35)	(3.51)	(2.21)
Net asset value, end of period	$16.03	$16.49	$15.85	$18.77	$15.71	$18.57
Total return[2]	5.65%	16.41%	(3.66)%	37.90%	2.86%	1.10%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.22%	1.20%	1.23%	1.23%	1.19%
Net expenses	1.07%	1.05%	1.06%	1.06%	1.06%	1.08%
Net investment income	0.59%	0.66%	0.52%	0.49%	0.97%	1.42%
Supplemental data
Portfolio turnover rate	17%	26%	31%	46%	28%	45%
Net assets, end of period (000s omitted)	$363,503	$353,855	$330,584	$366,731	$300,373	$341,045

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$15.98	$15.40	$18.39	$15.41	$18.22	$20.44
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.05)[1]	(0.04)[1]	0.03	0.13
Net realized and unrealized gains (losses) on investments	0.79	2.14	(0.52)	5.23	0.47	(0.30)
Total from investment operations	0.78	2.13	(0.57)	5.19	0.50	(0.17)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	(0.09)	0.00
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)	(2.05)
Total distributions to shareholders	(1.24)	(1.55)	(2.42)	(2.21)	(3.31)	(2.05)
Net asset value, end of period	$15.52	$15.98	$15.40	$18.39	$15.41	$18.22
Total return[2]	5.22%	15.55%	(4.39)%	36.87%	2.01%	0.34%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.96%	1.94%	1.98%	1.97%	1.94%
Net expenses	1.82%	1.83%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	(0.15)%	(0.07)%	(0.27)%	(0.25)%	0.21%	0.67%
Supplemental data
Portfolio turnover rate	17%	26%	31%	46%	28%	45%
Net assets, end of period (000s omitted)	$7,423	$11,285	$18,081	$28,335	$33,405	$47,649

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.65	$15.99	$18.91	$15.81	$18.68	$20.92
Net investment income	0.08 [1]	0.16 [1]	0.17	0.16	0.24 [1]	0.34
Net realized and unrealized gains (losses) on investments	0.84	2.23	(0.55)	5.36	0.48	(0.30)
Total from investment operations	0.92	2.39	(0.38)	5.52	0.72	0.04
Distributions to shareholders from
Net investment income	(0.16)	(0.18)	(0.12)	(0.22)	(0.37)	(0.23)
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)	(2.05)
Total distributions to shareholders	(1.40)	(1.73)	(2.54)	(2.42)	(3.59)	(2.28)
Net asset value, end of period	$16.17	$16.65	$15.99	$18.91	$15.81	$18.68
Total return[2]	5.87%	16.92%	(3.25)%	38.47%	3.23%	1.60%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.77%	0.80%	0.79%	0.75%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.02%	1.09%	0.92%	0.92%	1.40%	1.83%
Supplemental data
Portfolio turnover rate	17%	26%	31%	46%	28%	45%
Net assets, end of period (000s omitted)	$2,933	$3,442	$4,535	$5,928	$6,570	$13,223

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.91	$16.22	$19.16	$15.96	$18.82	$21.05
Net investment income	0.06 [1]	0.11 [1]	0.10 [1]	0.10 [1]	0.18 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	0.85	2.27	(0.55)	5.43	0.49	(0.30)
Total from investment operations	0.91	2.38	(0.45)	5.53	0.67	(0.01)
Distributions to shareholders from
Net investment income	(0.10)	(0.14)	(0.07)	(0.13)	(0.31)	(0.17)
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)	(2.05)
Total distributions to shareholders	(1.34)	(1.69)	(2.49)	(2.33)	(3.53)	(2.22)
Net asset value, end of period	$16.48	$16.91	$16.22	$19.16	$15.96	$18.82
Total return[2]	5.76%	16.51%	(3.57)%	38.04%	2.90%	1.26%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.14%	1.11%	1.15%	1.13%	1.10%
Net expenses	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	0.70%	0.72%	0.56%	0.58%	1.04%	1.52%
Supplemental data
Portfolio turnover rate	17%	26%	31%	46%	28%	45%
Net assets, end of period (000s omitted)	$1,990	$1,978	$1,528	$2,531	$2,241	$16,566

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Large Cap Core Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.67	$16.01	$18.93	$15.83	$18.70	$20.95
Net investment income	0.08 [1]	0.16 [1]	0.16	0.19	0.24 [1]	0.34
Net realized and unrealized gains (losses) on investments	0.83	2.23	(0.55)	5.33	0.48	(0.30)
Total from investment operations	0.91	2.39	(0.39)	5.52	0.72	0.04
Distributions to shareholders from
Net investment income	(0.15)	(0.18)	(0.11)	(0.22)	(0.37)	(0.24)
Net realized gains	(1.24)	(1.55)	(2.42)	(2.20)	(3.22)	(2.05)
Total distributions to shareholders	(1.39)	(1.73)	(2.53)	(2.42)	(3.59)	(2.29)
Net asset value, end of period	$16.19	$16.67	$16.01	$18.93	$15.83	$18.70
Total return[2]	5.83%	16.89%	(3.27)%	38.42%	3.22%	1.56%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.89%	0.87%	0.90%	0.89%	0.86%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.99%	1.05%	0.91%	0.90%	1.40%	1.82%
Supplemental data
Portfolio turnover rate	17%	26%	31%	46%	28%	45%
Net assets, end of period (000s omitted)	$90,996	$90,779	$106,846	$132,167	$145,425	$600,595

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Core Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund  is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund  fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles.
22 | Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $312,158,322 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$171,275,066
Gross unrealized losses	(17,496,150)
Net unrealized gains	$153,778,916
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Core Fund | 23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$25,598,850	$0	$0	$25,598,850
Consumer discretionary	67,798,894	0	0	67,798,894
Consumer staples	17,149,301	0	0	17,149,301
Energy	29,389,735	0	0	29,389,735
Financials	50,062,385	0	0	50,062,385
Health care	71,322,838	0	0	71,322,838
Industrials	33,372,580	0	0	33,372,580
Information technology	126,631,644	0	0	126,631,644
Materials	22,555,714	0	0	22,555,714
Real estate	16,763,963	0	0	16,763,963
Short-term investments
Investment companies	5,183,479	0	0	5,183,479
	465,829,383	0	0	465,829,383
Futures contracts	107,855	0	0	107,855
Total assets	$465,937,238	$0	$0	$465,937,238
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2024, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.
24 | Allspring Large Cap Core Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Class R6	0.65
Administrator Class	0.97
Institutional Class	0.67
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2024, Allspring Funds Distributor received $1,754 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2024 were $74,020,762 and $92,583,236, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2024, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $4,786,580 in long futures contracts during the six months ended January 31, 2024.
Allspring Large Cap Core Fund | 25

Notes to financial statements (unaudited)
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
26 | Allspring Large Cap Core Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Large Cap Core Fund | 27

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

28 | Allspring Large Cap Core Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Large Cap Core Fund | 29

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30 | Allspring Large Cap Core Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02052024-icrs1jxs 03-24
SAR4314 01-24

Allspring Large Cap Growth Fund
Semi-Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Large Cap Growth Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Large Cap Growth Fund for the six-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 6.43%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 0.48% while the MSCI EM Index (Net) (USD),3 returned -6.00%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.15%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.15%, the Bloomberg Municipal Bond Index6 returned 2.70%, and the ICE BofA U.S. High Yield Index7 gained 6.17%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began with stocks retreating in August after a July rally while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Federal Reserve’s (Fed’s) campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9 stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index10 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
10
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
2 | Allspring Large Cap Growth Fund

Letter to shareholders (unaudited)
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Large Cap Growth Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Large Cap Growth Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA, David Nazaret, CFA, Thomas C. Ognar, CFA

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (STAFX)	7-30-2010	29.81	12.16	11.50	37.73	13.50	12.16	1.18	1.07
Class C (STOFX)	7-30-2010	35.69	12.63	11.48	36.69	12.63	11.48	1.93	1.82
Class R6 (STFFX)	11-30-2012	–	–	–	38.31	13.96	12.64	0.76	0.65
Administrator Class (STDFX)	7-30-2010	–	–	–	37.90	13.62	12.29	1.11	0.95
Institutional Class (STNFX)	7-30-2010	–	–	–	38.15	13.84	12.53	0.86	0.75
Russell 3000® Index[3]	–	–	–	–	19.15	13.53	11.96	–	–
Russell 1000® Growth Index[4]	–	–	–	–	34.99	18.04	15.48	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.07% for Class A, 1.82% for Class C, 0.65% for Class R6, 0.95% for Administrator Class and 0.75% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Large Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2024[1]
Microsoft Corp.	11.06
Apple, Inc.	7.76
Amazon.com, Inc.	7.17
NVIDIA Corp.	6.76
Meta Platforms, Inc. Class A	5.58
Alphabet, Inc. Class A	3.51
Mastercard, Inc. Class A	2.79
Advanced Micro Devices, Inc.	2.37
Visa, Inc. Class A	2.21
Eli Lilly & Co.	2.21

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Large Cap Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,140.04	$5.76	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43	1.07%
Class C
Actual	$1,000.00	$1,135.76	$9.77	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.99	$9.22	1.82%
Class R6
Actual	$1,000.00	$1,142.35	$3.50	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Administrator Class
Actual	$1,000.00	$1,140.60	$5.11	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$1,141.83	$4.04	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

8 | Allspring Large Cap Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.09%
Communication services: 12.54%
Entertainment: 1.55%
Netflix, Inc.†	19,848	$11,196,455
Interactive media & services: 10.99%
Alphabet, Inc. Class A†	180,296	25,259,470
Alphabet, Inc. Class C†	96,493	13,682,708
Meta Platforms, Inc. Class A†	103,095	40,221,483
		79,163,661
Consumer discretionary: 18.27%
Broadline retail: 7.90%
Amazon.com, Inc.†	332,774	51,646,525
MercadoLibre, Inc.†	3,089	5,287,781
		56,934,306
Hotels, restaurants & leisure: 3.76%
Airbnb, Inc. Class A†	18,878	2,721,075
Booking Holdings, Inc.†	3,444	12,079,727
Chipotle Mexican Grill, Inc.†	3,740	9,008,800
Starbucks Corp.	35,370	3,290,471
		27,100,073
Specialty retail: 5.11%
AutoZone, Inc.†	1,827	5,046,411
Home Depot, Inc.	7,217	2,547,312
O’Reilly Automotive, Inc.†	8,338	8,530,191
TJX Cos., Inc.	137,638	13,063,223
Ulta Beauty, Inc.†	15,094	7,577,943
		36,765,080
Textiles, apparel & luxury goods: 1.50%
lululemon athletica, Inc.†	18,525	8,407,015
NIKE, Inc. Class B	23,484	2,384,331
		10,791,346
Consumer staples: 0.35%
Beverages: 0.35%
Constellation Brands, Inc. Class A	10,244	2,510,600
Financials: 7.20%
Capital markets: 2.10%
BlackRock, Inc.	6,929	5,365,194
Moody’s Corp.	3,032	1,188,665
S&P Global, Inc.	19,206	8,611,010
		15,164,869
Financial services: 5.10%
Block, Inc.†	11,000	715,110
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Financial services(continued)
Mastercard, Inc. Class A	44,659	$20,062,163
Visa, Inc. Class A	58,377	15,952,099
		36,729,372
Health care: 9.98%
Biotechnology: 1.13%
Vertex Pharmaceuticals, Inc.†	18,805	8,149,711
Health care equipment & supplies: 3.75%
Boston Scientific Corp.†	201,797	12,765,678
DexCom, Inc.†	9,000	1,092,150
Intuitive Surgical, Inc.†	13,634	5,156,652
Stryker Corp.	23,821	7,991,469
		27,005,949
Health care providers & services: 0.33%
UnitedHealth Group, Inc.	4,679	2,394,431
Health care technology: 1.75%
Veeva Systems, Inc. Class A†	60,817	12,614,054
Pharmaceuticals: 3.02%
Eli Lilly & Co.	24,601	15,882,651
Novo Nordisk AS ADR	26,000	2,983,240
Zoetis, Inc.	15,202	2,855,088
		21,720,979
Industrials: 5.18%
Aerospace & defense: 0.74%
TransDigm Group, Inc.	4,869	5,320,259
Commercial services & supplies: 1.70%
Copart, Inc.†	254,890	12,244,915
Ground transportation: 1.97%
Uber Technologies, Inc.†	217,714	14,210,193
Machinery: 0.77%
Fortive Corp.	70,445	5,507,390
Information technology: 43.32%
Communications equipment: 1.21%
Arista Networks, Inc.†	33,710	8,720,103
IT services: 0.31%
MongoDB, Inc.†	5,600	2,242,912
Semiconductors & semiconductor equipment: 12.15%
Advanced Micro Devices, Inc.†	101,823	17,074,699
Broadcom, Inc.	3,185	3,758,300
Marvell Technology, Inc.	101,952	6,902,150
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Cap Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Microchip Technology, Inc.	130,178	$11,088,562
NVIDIA Corp.	79,162	48,706,004
		87,529,715
Software: 21.89%
Adobe, Inc.†	10,923	6,748,011
Cadence Design Systems, Inc.†	4,000	1,153,840
Check Point Software Technologies Ltd.†	11,400	1,811,802
Crowdstrike Holdings, Inc. Class A†	39,706	11,614,005
Intuit, Inc.	14,513	9,162,492
Microsoft Corp.	200,462	79,699,682
Oracle Corp.	124,704	13,929,437
Palo Alto Networks, Inc.†	26,243	8,883,518
Salesforce, Inc.†	22,105	6,213,494
ServiceNow, Inc.†	15,573	11,919,574
Workday, Inc. Class A†	22,570	6,569,450
		157,705,305
Technology hardware, storage & peripherals: 7.76%
Apple, Inc.	303,265	55,922,066
Materials: 1.61%
Chemicals: 1.61%
Linde PLC	28,646	11,596,760
Real estate: 0.64%
Specialized REITs : 0.64%
Equinix, Inc.	5,568	4,620,159
Total common stocks (Cost $264,095,733)		713,860,663

		Yield
Short-term investments: 1.08%
Investment companies: 1.08%
Allspring Government Money Market Fund Select Class♠∞		5.27%	7,766,611	7,766,611
Total short-term investments (Cost $7,766,611)				7,766,611
Total investments in securities (Cost $271,862,344)	100.17%			721,627,274
Other assets and liabilities, net	(0.17)			(1,195,745)
Total net assets	100.00%			$720,431,529

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,449,356	$65,975,194	$(60,657,939)	$0	$0	$7,766,611	7,766,611	$141,092
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Cap Growth Fund

Statement of assets and liabilities—January 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $264,095,733)	$713,860,663
Investments in affiliated securities, at value (cost $7,766,611)	7,766,611
Receivable for investments sold	933,362
Receivable for Fund shares sold	209,556
Receivable for dividends	55,179
Prepaid expenses and other assets	51,354
Total assets	722,876,725
Liabilities
Payable for investments purchased	1,075,031
Payable for Fund shares redeemed	480,591
Management fee payable	343,068
Shareholder servicing fees payable	129,369
Administration fees payable	104,639
Distribution fees payable	2,114
Accrued expenses and other liabilities	310,384
Total liabilities	2,445,196
Total net assets	$720,431,529
Net assets consist of
Paid-in capital	$252,779,197
Total distributable earnings	467,652,332
Total net assets	$720,431,529
Computation of net asset value and offering price per share
Net assets–Class A	$555,585,443
Shares outstanding–Class A1	15,055,817
Net asset value per share–Class A	$36.90
Maximum offering price per share – Class A2	$39.15
Net assets–Class C	$3,173,655
Shares outstanding–Class C1	115,985
Net asset value per share–Class C	$27.36
Net assets–Class R6	$63,108,384
Shares outstanding–Class R6[1]	1,547,404
Net asset value per share–Class R6	$40.78
Net assets–Administrator Class	$66,636,387
Shares outstanding–Administrator Class[1]	1,743,834
Net asset value per share–Administrator Class	$38.21
Net assets–Institutional Class	$31,927,660
Shares outstanding–Institutional Class[1]	794,163
Net asset value per share–Institutional Class	$40.20
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 13

Statement of operations—six months ended January 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $1,681)	$1,718,875
Income from affiliated securities	141,092
Interest	1,674
Total investment income	1,861,641
Expenses
Management fee	2,316,012
Administration fees
Class A	512,341
Class C	3,176
Class R6	8,607
Administrator Class	40,038
Institutional Class	21,523
Shareholder servicing fees
Class A	640,376
Class C	3,846
Administrator Class	76,996
Distribution fees
Class C	11,540
Custody and accounting fees	6,320
Professional fees	32,849
Registration fees	46,059
Shareholder report expenses	17,535
Trustees’ fees and expenses	12,234
Other fees and expenses	17,394
Total expenses	3,766,846
Less: Fee waivers and/or expense reimbursements
Fund-level	(377,238)
Administrator Class	(16,455)
Net expenses	3,373,153
Net investment loss	(1,511,512)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	32,482,043
Net change in unrealized gains (losses) on investments	58,673,289
Net realized and unrealized gains (losses) on investments	91,155,332
Net increase in net assets resulting from operations	$89,643,820
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Cap Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
Operations
Net investment loss		$(1,511,512)		$(724,275)
Net realized gains on investments		32,482,043		108,891,430
Net change in unrealized gains (losses) on investments		58,673,289		(2,297,272)
Net increase in net assets resulting from operations		89,643,820		105,869,883
Distributions to shareholders from
Net investment income and net realized gains
Class A		(91,328,270)		(44,292,446)
Class C		(877,665)		(313,544)
Class R		N/A		(216,039)[1]
Class R4		N/A		(1,433)[2]
Class R6		(9,452,040)		(19,033,722)
Administrator Class		(10,630,905)		(5,257,541)
Institutional Class		(5,273,115)		(3,236,556)
Total distributions to shareholders		(117,561,995)		(72,351,281)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	186,729	7,054,647	345,590	11,769,274
Class C	40,052	1,201,391	31,434	905,859
Class R	N/A	N/A	7,149 [1]	234,197 [1]
Class R6	93,629	3,909,555	704,748	26,485,348
Administrator Class	26,090	1,010,007	42,005	1,506,022
Institutional Class	88,232	3,575,995	124,960	4,416,225
		16,751,595		45,316,925
Reinvestment of distributions
Class A	2,593,945	88,686,986	1,378,122	43,052,457
Class C	34,581	877,665	12,658	313,544
Class R	N/A	N/A	7,146 [1]	209,670 [1]
Class R4	N/A	N/A	43 [2]	1,433 [2]
Class R6	223,823	8,453,801	543,092	18,356,494
Administrator Class	300,308	10,630,905	163,684	5,257,541
Institutional Class	137,074	5,104,635	93,398	3,123,225
		113,753,992		70,314,364
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from August 1, 2022 to June 16, 2023. The class was closed at the close of business on June 16, 2023 and is no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 15

Statement of changes in net assets

	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
	Shares		Shares
Payment for shares redeemed
Class A	(929,964)	$(34,444,388)	(1,616,026)	$(55,221,209)
Class C	(59,369)	(1,568,805)	(47,961)	(1,356,642)
Class R	N/A	N/A	(89,296)[1]	(3,152,620)[1]
Class R4	N/A	N/A	(450)[2]	(18,118)[2]
Class R6	(126,455)	(5,239,523)	(5,257,486)	(207,776,674)
Administrator Class	(123,988)	(4,751,055)	(223,892)	(7,890,925)
Institutional Class	(266,484)	(10,729,520)	(476,175)	(17,057,394)
		(56,733,291)		(292,473,582)
Net increase (decrease) in net assets resulting from capital share transactions		73,772,296		(176,842,293)
Total increase (decrease) in net assets		45,854,121		(143,323,691)
Net assets
Beginning of period		674,577,408		817,901,099
End of period		$720,431,529		$674,577,408
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from August 1, 2022 to June 16, 2023. The class was closed at the close of business on June 16, 2023 and is no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Large Cap Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$39.13	$37.58	$55.05	$49.63	$44.23	$52.01
Net investment loss	(0.10)[1]	(0.08)[1]	(0.24)[1]	(0.25)	(0.11)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	5.01	5.15	(9.43)	12.60	9.66	3.47
Total from investment operations	4.91	5.07	(9.67)	12.35	9.55	3.44
Distributions to shareholders from
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)	(11.22)
Net asset value, end of period	$36.90	$39.13	$37.58	$55.05	$49.63	$44.23
Total return[2]	14.00%	15.86%	(20.79)%	27.25%	23.51%	11.00%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.17%	1.17%	1.18%	1.18%
Net expenses	1.07%	1.06%	1.04%	1.05%	1.05%	1.07%
Net investment loss	(0.51)%	(0.24)%	(0.52)%	(0.53)%	(0.24)%	(0.07)%
Supplemental data
Portfolio turnover rate	11%	51%	43%	39%	34%	43%
Net assets, end of period (000s omitted)	$555,585	$516,771	$492,177	$688,523	$587,771	$529,110

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.87	$30.66	$46.65	$43.32	$39.41	$47.97
Net investment loss	(0.18)[1]	(0.28)[1]	(0.49)[1]	(0.56)[1]	(0.38)[1]	(0.32)[1]
Net realized and unrealized gains (losses) on investments	3.81	4.01	(7.70)	10.82	8.44	2.98
Total from investment operations	3.63	3.73	(8.19)	10.26	8.06	2.66
Distributions to shareholders from
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)	(11.22)
Net asset value, end of period	$27.36	$30.87	$30.66	$46.65	$43.32	$39.41
Total return[2]	13.58%	15.00%	(21.42)%	26.28%	22.57%	10.17%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.91%	1.92%	1.92%	1.93%	1.93%
Net expenses	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%
Net investment loss	(1.27)%	(1.00)%	(1.29)%	(1.29)%	(1.00)%	(0.80)%
Supplemental data
Portfolio turnover rate	11%	51%	43%	39%	34%	43%
Net assets, end of period (000s omitted)	$3,174	$3,110	$3,207	$6,351	$9,918	$11,504

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.45	$40.28	$58.26	$51.95	$46.06	$53.49
Net investment income (loss)	(0.02)[1]	0.09 [1]	(0.06)[1]	(0.08)[1]	0.08 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	5.49	5.60	(10.12)	13.32	10.09	3.65
Total from investment operations	5.47	5.69	(10.18)	13.24	10.17	3.81
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.13)	(0.02)
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)	(11.22)
Total distributions to shareholders	(7.14)	(3.52)	(7.80)	(6.93)	(4.28)	(11.24)
Net asset value, end of period	$40.78	$42.45	$40.28	$58.26	$51.95	$46.06
Total return[2]	14.24%	16.37%	(20.49)%	27.76%	24.03%	11.46%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.74%	0.74%	0.75%	0.75%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.09)%	0.24%	(0.13)%	(0.13)%	0.17%	0.35%
Supplemental data
Portfolio turnover rate	11%	51%	43%	39%	34%	43%
Net assets, end of period (000s omitted)	$63,108	$57,583	$216,150	$377,470	$327,584	$326,990

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$40.26	$38.51	$56.18	$50.47	$44.87	$52.54
Net investment income (loss)	(0.08)[1]	(0.05)[1]	(0.20)	(0.23)	(0.07)	0.02
Net realized and unrealized gains (losses) on investments	5.17	5.32	(9.67)	12.87	9.83	3.53
Total from investment operations	5.09	5.27	(9.87)	12.64	9.76	3.55
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)	(11.22)
Total distributions to shareholders	(7.14)	(3.52)	(7.80)	(6.93)	(4.16)	(11.22)
Net asset value, end of period	$38.21	$40.26	$38.51	$56.18	$50.47	$44.87
Total return[2]	14.06%	16.00%	(20.72)%	27.38%	23.63%	11.14%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.09%	1.09%	1.10%	1.10%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.39)%	(0.13)%	(0.42)%	(0.43)%	(0.14)%	0.05%
Supplemental data
Portfolio turnover rate	11%	51%	43%	39%	34%	43%
Net assets, end of period (000s omitted)	$66,636	$62,059	$60,062	$85,825	$79,334	$67,158

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Large Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$41.96	$39.90	$57.83	$51.67	$45.84	$53.31
Net investment income (loss)	(0.04)[1]	0.03 [1]	(0.11)[1]	(0.12)[1]	0.03 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	5.42	5.55	(10.02)	13.21	10.04	3.63
Total from investment operations	5.38	5.58	(10.13)	13.09	10.07	3.75
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.09)	0.00
Net realized gains	(7.14)	(3.52)	(7.80)	(6.93)	(4.15)	(11.22)
Total distributions to shareholders	(7.14)	(3.52)	(7.80)	(6.93)	(4.24)	(11.22)
Net asset value, end of period	$40.20	$41.96	$39.90	$57.83	$51.67	$45.84
Total return[2]	14.18%	16.24%	(20.57)%	27.61%	23.89%	11.37%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.84%	0.84%	0.85%	0.85%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.19)%	0.08%	(0.22)%	(0.23)%	0.07%	0.26%
Supplemental data
Portfolio turnover rate	11%	51%	43%	39%	34%	43%
Net assets, end of period (000s omitted)	$31,928	$35,055	$43,622	$77,917	$72,681	$80,194

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Cap Growth Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
22 | Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $272,042,489 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$451,709,327
Gross unrealized losses	(2,124,542)
Net unrealized gains	$449,584,785
As of July 31, 2023, the Fund had a qualified late-year ordinary loss of $1,046,290 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$90,360,116	$0	$0	$90,360,116
Consumer discretionary	131,590,805	0	0	131,590,805
Consumer staples	2,510,600	0	0	2,510,600
Financials	51,894,241	0	0	51,894,241
Health care	71,885,124	0	0	71,885,124
Industrials	37,282,757	0	0	37,282,757
Information technology	312,120,101	0	0	312,120,101
Materials	11,596,760	0	0	11,596,760
Real estate	4,620,159	0	0	4,620,159
Short-term investments
Investment companies	7,766,611	0	0	7,766,611
Total assets	$721,627,274	$0	$0	$721,627,274
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Large Cap Growth Fund | 23

Notes to financial statements (unaudited)
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2024, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
24 | Allspring Large Cap Growth Fund

Notes to financial statements (unaudited)
EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Class R6	0.65
Administrator Class	0.95
Institutional Class	0.75
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2024, Allspring Funds Distributor received $1,042 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2024 were $73,337,379 and $120,615,499, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Large Cap Growth Fund | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Large Cap Growth Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Large Cap Growth Fund | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

28 | Allspring Large Cap Growth Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Large Cap Growth Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02052024-lkslxsks 03-24
SAR3354 01-24

Allspring Large Company Value Fund
Semi-Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Large Company Value Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Large Company Value Fund for the six-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 6.43%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 0.48% while the MSCI EM Index (Net) (USD),3 returned -6.00%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.15%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.15%, the Bloomberg Municipal Bond Index6 returned 2.70%, and the ICE BofA U.S. High Yield Index7 gained 6.17%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began with stocks retreating in August after a July rally while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Federal Reserve’s (Fed’s) campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9 stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index10 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
10
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
2 | Allspring Large Company Value Fund

Letter to shareholders (unaudited)
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Large Company Value Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Large Company Value Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Ryan Brown, CFA, Harindra de Silva, Ph.D. CFA

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WLCAX)	3-31-2008	-0.75	8.88	7.41	5.33	10.18	8.05	0.96	0.82
Class C (WFLVX)	3-31-2008	3.50	9.34	7.41	4.50	9.34	7.41	1.71	1.57
Class R6 (WTLVX)[3]	4-7-2017	–	–	–	5.71	10.62	8.50	0.54	0.40
Administrator Class (WWIDX)	12-31-2001	–	–	–	5.38	10.25	8.17	0.89	0.75
Institutional Class (WLCIX)	3-31-2008	–	–	–	5.68	10.52	8.43	0.64	0.50
Russell 3000® Index[4]	–	–	–	–	19.15	13.53	11.96	–	–
Russell 1000® Value Index[5]	–	–	–	–	6.08	9.28	8.80	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.82% for Class A, 1.57% for Class C, 0.40% for Class R6, 0.75% for Administrator Class and 0.50% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Large Company Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2024[1]
General Electric Co.	2.82
Citigroup, Inc.	2.65
Bristol-Myers Squibb Co.	2.35
General Dynamics Corp.	2.33
Cigna Group	2.32
Progressive Corp.	2.31
QUALCOMM, Inc.	2.27
Marathon Petroleum Corp.	2.26
Southern Co.	2.22
TJX Cos., Inc.	2.07

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Large Company Value Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,030.70	$4.19	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.17	0.82%
Class C
Actual	$1,000.00	$1,026.59	$8.00	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$7.96	1.57%
Class R6
Actual	$1,000.00	$1,032.55	$2.04	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03	0.40%
Administrator Class
Actual	$1,000.00	$1,030.42	$3.83	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Institutional Class
Actual	$1,000.00	$1,031.95	$2.55	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

8 | Allspring Large Company Value Fund

Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.56%
Communication services: 4.13%
Diversified telecommunication services: 1.03%
Verizon Communications, Inc.	53,253	$2,255,265
Interactive media & services: 0.15%
Meta Platforms, Inc. Class A†	873	340,592
Media: 1.13%
Comcast Corp. Class A	53,018	2,467,458
Wireless telecommunication services: 1.82%
T-Mobile U.S., Inc.	24,693	3,981,252
Consumer discretionary: 7.04%
Broadline retail: 1.39%
Amazon.com, Inc.†	13,684	2,123,757
Coupang, Inc.†	65,378	915,292
		3,039,049
Distributors: 1.06%
Genuine Parts Co.	16,514	2,315,758
Hotels, restaurants & leisure: 2.16%
Booking Holdings, Inc.†	269	943,509
Chipotle Mexican Grill, Inc.†	1,094	2,635,194
Starbucks Corp.	12,424	1,155,805
		4,734,508
Specialty retail: 2.43%
ODP Corp.†	15,591	797,324
TJX Cos., Inc.	47,774	4,534,230
		5,331,554
Consumer staples: 8.69%
Beverages: 1.66%
Coca-Cola Consolidated, Inc.	3,122	2,689,260
PepsiCo, Inc.	5,666	954,891
		3,644,151
Consumer staples distribution & retail: 3.62%
Andersons, Inc.	40,367	2,127,744
Kroger Co.	2,126	98,094
Target Corp.	25,149	3,497,723
Walmart, Inc.	13,313	2,199,973
		7,923,534
Food products: 1.32%
Archer-Daniels-Midland Co.	17,031	946,583
Bunge Global SA	1,580	139,182
Cal-Maine Foods, Inc.	1,283	71,104
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Food products(continued)
Ingredion, Inc.	2,394	$257,523
Mondelez International, Inc. Class A	19,598	1,475,141
		2,889,533
Household products: 1.50%
Colgate-Palmolive Co.	2,245	189,029
Procter & Gamble Co.	19,753	3,103,986
		3,293,015
Tobacco: 0.59%
Altria Group, Inc.	32,034	1,285,204
Energy: 6.88%
Oil, gas & consumable fuels: 6.88%
Chevron Corp.	29,481	4,346,384
CONSOL Energy, Inc.	1,507	142,562
EOG Resources, Inc.	4,469	508,527
Exxon Mobil Corp.	16,852	1,732,554
Marathon Petroleum Corp.	29,861	4,944,982
PBF Energy, Inc. Class A	52,739	2,663,847
Phillips 66	5,009	722,849
		15,061,705
Financials: 22.67%
Banks: 5.05%
Bank of America Corp.	18,018	612,792
Bank of NT Butterfield & Son Ltd.	14,594	442,636
Citigroup, Inc.	103,422	5,809,214
JPMorgan Chase & Co.	4,850	845,646
Truist Financial Corp.	85,734	3,177,302
U.S. Bancorp	3,881	161,217
		11,048,807
Capital markets: 3.83%
Affiliated Managers Group, Inc.	540	80,374
BlackRock, Inc.	343	265,588
Charles Schwab Corp.	16,420	1,033,147
CME Group, Inc.	769	158,291
Goldman Sachs Group, Inc.	6,526	2,506,049
Intercontinental Exchange, Inc.	6,001	764,107
KKR & Co., Inc.	2,330	201,731
Morgan Stanley	5,711	498,228
S&P Global, Inc.	2,997	1,343,705
StoneX Group, Inc.†	23,419	1,539,799
		8,391,019
Consumer finance: 2.94%
American Express Co.	9,154	1,837,574
The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Company Value Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Consumer finance(continued)
Discover Financial Services	24,874	$2,624,704
PROG Holdings, Inc.†	64,637	1,980,478
		6,442,756
Financial services: 4.53%
Berkshire Hathaway, Inc. Class B†	8,010	3,073,758
Fiserv, Inc.†	21,606	3,065,243
PayPal Holdings, Inc.†	61,501	3,773,086
		9,912,087
Insurance: 6.11%
Allstate Corp.	9,291	1,442,428
American Financial Group, Inc.	1,064	128,106
American International Group, Inc.	33,126	2,302,588
Aon PLC Class A	1,636	488,231
Chubb Ltd.	7,697	1,885,765
Hanover Insurance Group, Inc.	2,694	355,635
Progressive Corp.	28,294	5,043,405
Reinsurance Group of America, Inc.	9,959	1,731,771
		13,377,929
Mortgage real estate investment trusts (REITs): 0.21%
Arbor Realty Trust, Inc.	35,226	468,506
Health care: 14.60%
Biotechnology: 2.32%
Catalyst Pharmaceuticals, Inc.†	18,973	273,211
Gilead Sciences, Inc.	18,851	1,475,279
Regeneron Pharmaceuticals, Inc.†	2,120	1,998,694
Vertex Pharmaceuticals, Inc.†	3,048	1,320,942
		5,068,126
Health care equipment & supplies: 2.04%
Abbott Laboratories	874	98,893
Intuitive Surgical, Inc.†	8,409	3,180,452
Medtronic PLC	11,305	989,640
Stryker Corp.	606	203,301
		4,472,286
Health care providers & services: 4.51%
Cigna Group	16,918	5,091,472
CVS Health Corp.	6,129	455,814
Elevance Health, Inc.	3,686	1,818,820
Humana, Inc.	6,644	2,511,830
		9,877,936
Pharmaceuticals: 5.73%
Bristol-Myers Squibb Co.	105,434	5,152,560
Merck & Co., Inc.	28,356	3,424,838
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Pfizer, Inc.	134,167	$3,633,242
Viatris, Inc.	28,009	329,666
		12,540,306
Industrials: 15.37%
Aerospace & defense: 3.84%
General Dynamics Corp.	19,277	5,108,212
Lockheed Martin Corp.	1,700	729,997
Northrop Grumman Corp.	5,731	2,560,382
		8,398,591
Air freight & logistics: 2.31%
FedEx Corp.	13,987	3,374,923
United Parcel Service, Inc. Class B	11,909	1,689,887
		5,064,810
Building products: 0.19%
Carrier Global Corp.	5,084	278,146
Owens Corning	904	136,983
		415,129
Construction & engineering: 1.75%
Comfort Systems USA, Inc.	487	105,908
EMCOR Group, Inc.	14,027	3,199,699
Fluor Corp.†	13,761	518,927
		3,824,534
Electrical equipment: 1.05%
Emerson Electric Co.	25,043	2,297,194
Industrial conglomerates: 2.82%
General Electric Co.	46,565	6,166,137
Machinery: 1.59%
Mueller Industries, Inc.	6,561	314,928
Parker-Hannifin Corp.	3,251	1,510,090
Terex Corp.	27,124	1,666,227
		3,491,245
Passenger airlines: 1.53%
Delta Air Lines, Inc.	52,364	2,049,527
United Airlines Holdings, Inc.†	31,663	1,310,215
		3,359,742
Trading companies & distributors: 0.29%
Ferguson PLC	3,237	608,103
Herc Holdings, Inc.	251	37,020
		645,123
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Company Value Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Information technology: 8.95%
IT services: 1.30%
Accenture PLC Class A	5,351	$1,947,122
Cognizant Technology Solutions Corp. Class A	2,420	186,630
DXC Technology Co.†	33,147	722,605
		2,856,357
Semiconductors & semiconductor equipment: 6.02%
Allegro MicroSystems, Inc.†	49,842	1,292,901
Analog Devices, Inc.	14,169	2,725,549
Axcelis Technologies, Inc.†	2,408	313,160
Diodes, Inc.†	4,100	276,012
NVIDIA Corp.	4,858	2,988,982
QUALCOMM, Inc.	33,446	4,967,065
Skyworks Solutions, Inc.	5,999	626,656
		13,190,325
Software: 1.27%
Cadence Design Systems, Inc.†	1,738	501,343
InterDigital, Inc.	783	82,254
LiveRamp Holdings, Inc.†	19,012	750,594
NCR Voyix Corp.†	5,372	78,968
Salesforce, Inc.†	3,764	1,058,023
Synopsys, Inc.†	562	299,743
		2,770,925
Technology hardware, storage & peripherals: 0.36%
Hewlett Packard Enterprise Co.	11,811	180,590
Super Micro Computer, Inc.†	1,127	596,871
		777,461
Materials: 3.67%
Chemicals: 0.71%
Air Products & Chemicals, Inc.	2,888	738,490
Cabot Corp.	1,743	125,670
Sherwin-Williams Co.	2,223	676,637
		1,540,797
Construction materials: 0.15%
Knife River Corp.†	4,985	326,468
Metals & mining: 2.81%
Arch Resources, Inc.	4,664	825,342
Freeport-McMoRan, Inc.	108,041	4,288,147
Materion Corp.	4,830	564,965
Newmont Corp.	6,803	234,772
Steel Dynamics, Inc.	2,044	246,690
		6,159,916
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 13

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Real estate: 2.80%
Hotel & resort REITs: 0.63%
Park Hotels & Resorts, Inc.	91,797	$1,384,299
Industrial REITs : 0.87%
Prologis, Inc.	15,102	1,913,272
Real estate management & development: 0.35%
Jones Lang LaSalle, Inc.†	4,309	762,952
Specialized REITs : 0.95%
Weyerhaeuser Co.	63,365	2,076,471
Utilities: 3.76%
Electric utilities: 3.13%
Duke Energy Corp.	18,258	1,749,664
NRG Energy, Inc.	4,749	251,887
Southern Co.	69,819	4,853,817
		6,855,368
Independent power and renewable electricity producers: 0.05%
Vistra Corp.	2,668	109,468
Multi-utilities: 0.58%
Black Hills Corp.	24,251	1,255,232
Total common stocks (Cost $201,011,148)		215,804,152

		Yield
Short-term investments: 1.11%
Investment companies: 1.11%
Allspring Government Money Market Fund Select Class♠∞		5.27%	2,444,952	2,444,952
Total short-term investments (Cost $2,444,952)				2,444,952
Total investments in securities (Cost $203,456,100)	99.67%			218,249,104
Other assets and liabilities, net	0.33			713,657
Total net assets	100.00%			$218,962,761

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Company Value Fund

Portfolio of investments—January 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,216,993	$10,825,040	$(12,597,081)	$0	$0	$2,444,952	2,444,952	$117,557
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	11	3-15-2024	$2,579,201	$2,678,775	$99,574	$0
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 15

Statement of assets and liabilities—January 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $201,011,148)	$215,804,152
Investments in affiliated securities, at value (cost $2,444,952)	2,444,952
Cash	6
Cash at broker segregated for futures contracts	721,000
Receivable for dividends	313,616
Receivable for Fund shares sold	901
Prepaid expenses and other assets	76,648
Total assets	219,361,275
Liabilities
Payable for Fund shares redeemed	170,024
Payable for daily variation margin on open futures contracts	48,040
Management fee payable	47,923
Shareholder servicing fees payable	45,114
Administration fees payable	36,111
Distribution fee payable	1,275
Accrued expenses and other liabilities	50,027
Total liabilities	398,514
Total net assets	$218,962,761
Net assets consist of
Paid-in capital	$202,802,719
Total distributable earnings	16,160,042
Total net assets	$218,962,761
Computation of net asset value and offering price per share
Net assets–Class A	$202,036,089
Shares outstanding–Class A1	15,684,905
Net asset value per share–Class A	$12.88
Maximum offering price per share – Class A2	$13.67
Net assets–Class C	$1,922,046
Shares outstanding–Class C1	142,142
Net asset value per share–Class C	$13.52
Net assets–Class R6	$1,073,726
Shares outstanding–Class R6[1]	82,819
Net asset value per share–Class R6	$12.96
Net assets–Administrator Class	$9,226,412
Shares outstanding–Administrator Class[1]	705,690
Net asset value per share–Administrator Class	$13.07
Net assets–Institutional Class	$4,704,488
Shares outstanding–Institutional Class[1]	362,110
Net asset value per share–Institutional Class	$12.99
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Large Company Value Fund

Statement of operations—six months ended January 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$2,342,156
Income from affiliated securities	117,557
Interest	18,431
Total investment income	2,478,144
Expenses
Management fee	427,443
Administration fees
Class A	197,215
Class C	2,018
Class R6	148
Administrator Class	5,857
Institutional Class	2,918
Shareholder servicing fees
Class A	246,519
Class C	2,523
Administrator Class	11,109
Distribution fee
Class C	7,569
Custody and accounting fees	6,366
Professional fees	30,366
Registration fees	36,165
Shareholder report expenses	14,949
Trustees’ fees and expenses	12,234
Other fees and expenses	12,026
Total expenses	1,015,425
Less: Fee waivers and/or expense reimbursements
Fund-level	(143,983)
Class R6	(28)
Net expenses	871,414
Net investment income	1,606,730
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	5,607,475
Futures contracts	240,998
Net realized gains on investments	5,848,473
Net change in unrealized gains (losses) on
Unaffiliated securities	(1,100,628)
Futures contracts	(121,391)
Net change in unrealized gains (losses) on investments	(1,222,019)
Net realized and unrealized gains (losses) on investments	4,626,454
Net increase in net assets resulting from operations	$6,233,184
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
Operations
Net investment income		$1,606,730		$3,348,710
Net realized gains on investments		5,848,473		1,613,629
Net change in unrealized gains (losses) on investments		(1,222,019)		7,117,566
Net increase in net assets resulting from operations		6,233,184		12,079,905
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,313,985)		(3,184,439)
Class C		(3,128)		(20,261)
Class R6		(8,520)		(17,837)
Administrator Class		(60,630)		(161,523)
Institutional Class		(36,672)		(90,710)
Total distributions to shareholders		(1,422,935)		(3,474,770)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	158,064	1,904,160	488,305	5,752,991
Class C	7,419	93,398	76,220	948,225
Class R6	8,259	101,249	36,743	443,010
Administrator Class	1,590	19,566	25,741	310,501
Institutional Class	37,054	450,500	119,580	1,448,377
		2,568,873		8,903,104
Reinvestment of distributions
Class A	105,695	1,285,121	274,347	3,121,115
Class C	248	3,128	1,701	20,261
Class R6	694	8,520	1,556	17,837
Administrator Class	4,450	54,964	13,196	152,196
Institutional Class	2,984	36,672	7,895	90,710
		1,388,405		3,402,119
Payment for shares redeemed
Class A	(1,073,868)	(13,141,304)	(1,606,897)	(19,031,181)
Class C	(47,815)	(603,067)	(77,626)	(971,262)
Class R6	(4,178)	(52,333)	(29,409)	(347,088)
Administrator Class	(42,068)	(525,459)	(157,950)	(1,906,201)
Institutional Class	(49,829)	(608,445)	(135,999)	(1,630,783)
		(14,930,608)		(23,886,515)
Net decrease in net assets resulting from capital share transactions		(10,973,330)		(11,581,292)
Total decrease in net assets		(6,163,081)		(2,976,157)
Net assets
Beginning of period		225,125,842		228,101,999
End of period		$218,962,761		$225,125,842
The accompanying notes are an integral part of these financial statements.
18 | Allspring Large Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.58	$12.10	$17.25	$12.31	$12.92	$14.46
Net investment income	0.09 [1]	0.18 [1]	0.17	0.19	0.20	0.24
Net realized and unrealized gains (losses) on investments	0.29	0.49	(0.06)	5.20	(0.53)	(0.15)
Total from investment operations	0.38	0.67	0.11	5.39	(0.33)	0.09
Distributions to shareholders from
Net investment income	(0.08)	(0.19)	(0.18)	(0.19)	(0.21)	(0.25)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)	(1.38)
Total distributions to shareholders	(0.08)	(0.19)	(5.26)	(0.45)	(0.28)	(1.63)
Net asset value, end of period	$12.88	$12.58	$12.10	$17.25	$12.31	$12.92
Total return[2]	3.07%	5.70%	(0.51)%	44.41%	(2.49)%	1.44%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.97%	0.94%	0.96%	0.99%	0.97%
Net expenses	0.82%	0.81%	0.81%	0.81%	0.82%	0.83%
Net investment income	1.50%	1.52%	1.28%	1.23%	1.63%	1.84%
Supplemental data
Portfolio turnover rate	146%	476%	365%	488%	366%	221%
Net assets, end of period (000s omitted)	$202,036	$207,545	$209,748	$231,930	$174,028	$196,075

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.19	$12.67	$17.84	$12.75	$13.34	$14.81
Net investment income	0.05 [1]	0.09 [1]	0.08 [1]	0.07 [1]	0.12 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	0.30	0.53	(0.09)	5.40	(0.56)	(0.15)
Total from investment operations	0.35	0.62	(0.01)	5.47	(0.44)	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.10)	(0.08)	(0.12)	(0.08)	(0.10)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)	(1.38)
Total distributions to shareholders	(0.02)	(0.10)	(5.16)	(0.38)	(0.15)	(1.48)
Net asset value, end of period	$13.52	$13.19	$12.67	$17.84	$12.75	$13.34
Total return[2]	2.66%	4.96%	(1.30)%	43.33%	(3.27)%	0.76%
Ratios to average net assets (annualized)
Gross expenses	1.70%	1.72%	1.69%	1.70%	1.74%	1.71%
Net expenses	1.57%	1.58%	1.58%	1.58%	1.58%	1.58%
Net investment income	0.74%	0.76%	0.59%	0.47%	0.92%	1.15%
Supplemental data
Portfolio turnover rate	146%	476%	365%	488%	366%	221%
Net assets, end of period (000s omitted)	$1,922	$2,405	$2,307	$907	$482	$966

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Large Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.66	$12.18	$17.33	$12.37	$13.04	$14.59
Net investment income	0.12 [1]	0.23 [1]	0.24 [1]	0.25	0.30	0.30
Net realized and unrealized gains (losses) on investments	0.29	0.49	(0.07)	5.22	(0.57)	(0.14)
Total from investment operations	0.41	0.72	0.17	5.47	(0.27)	0.16
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.24)	(0.25)	(0.33)	(0.33)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)	(1.38)
Total distributions to shareholders	(0.11)	(0.24)	(5.32)	(0.51)	(0.40)	(1.71)
Net asset value, end of period	$12.96	$12.66	$12.18	$17.33	$12.37	$13.04
Total return[2]	3.26%	6.12%	(0.10)%	44.94%	(2.09)%	1.92%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.54%	0.51%	0.53%	0.58%	0.55%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.92%	1.91%	1.79%	1.65%	1.69%	2.26%
Supplemental data
Portfolio turnover rate	146%	476%	365%	488%	366%	221%
Net assets, end of period (000s omitted)	$1,074	$988	$842	$224	$151	$20

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.77	$12.27	$17.42	$12.44	$13.06	$14.59
Net investment income	0.10 [1]	0.19 [1]	0.19	0.20	0.22	0.26
Net realized and unrealized gains (losses) on investments	0.28	0.51	(0.08)	5.24	(0.54)	(0.14)
Total from investment operations	0.38	0.70	0.11	5.44	(0.32)	0.12
Distributions to shareholders from
Net investment income	(0.08)	(0.20)	(0.18)	(0.20)	(0.23)	(0.27)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)	(1.38)
Total distributions to shareholders	(0.08)	(0.20)	(5.26)	(0.46)	(0.30)	(1.65)
Net asset value, end of period	$13.07	$12.77	$12.27	$17.42	$12.44	$13.06
Total return[2]	3.04%	5.86%	(0.49)%	44.36%	(2.41)%	1.61%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.88%	0.85%	0.88%	0.91%	0.89%
Net expenses	0.75%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.57%	1.59%	1.31%	1.30%	1.71%	1.93%
Supplemental data
Portfolio turnover rate	146%	476%	365%	488%	366%	221%
Net assets, end of period (000s omitted)	$9,226	$9,470	$10,564	$16,080	$11,813	$13,854

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Large Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.69	$12.20	$17.35	$12.38	$13.04	$14.58
Net investment income	0.11 [1]	0.22 [1]	0.23 [1]	0.22	0.26	0.29 [1]
Net realized and unrealized gains (losses) on investments	0.29	0.50	(0.08)	5.25	(0.55)	(0.14)
Total from investment operations	0.40	0.72	0.15	5.47	(0.29)	0.15
Distributions to shareholders from
Net investment income	(0.10)	(0.23)	(0.22)	(0.24)	(0.30)	(0.31)
Net realized gains	0.00	0.00	(5.08)	(0.26)	(0.07)	(1.38)
Total distributions to shareholders	(0.10)	(0.23)	(5.30)	(0.50)	(0.37)	(1.69)
Net asset value, end of period	$12.99	$12.69	$12.20	$17.35	$12.38	$13.04
Total return[2]	3.19%	6.09%	(0.22)%	44.84%	(2.20)%	1.86%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.64%	0.61%	0.63%	0.66%	0.63%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.81%	1.83%	1.61%	1.56%	1.96%	2.14%
Supplemental data
Portfolio turnover rate	146%	476%	365%	488%	366%	221%
Net assets, end of period (000s omitted)	$4,704	$4,719	$4,641	$4,051	$2,142	$2,948

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund  is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund  fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
24 | Allspring Large Company Value Fund

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is  recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $206,258,027 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$20,214,313
Gross unrealized losses	(8,123,662)
Net unrealized gains	$12,090,651
As of July 31, 2023, the Fund had capital loss carryforwards which consisted of $1,572,191 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Company Value Fund | 25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,044,567	$0	$0	$9,044,567
Consumer discretionary	15,420,869	0	0	15,420,869
Consumer staples	19,035,437	0	0	19,035,437
Energy	15,061,705	0	0	15,061,705
Financials	49,641,104	0	0	49,641,104
Health care	31,958,654	0	0	31,958,654
Industrials	33,662,505	0	0	33,662,505
Information technology	19,595,068	0	0	19,595,068
Materials	8,027,181	0	0	8,027,181
Real estate	6,136,994	0	0	6,136,994
Utilities	8,220,068	0	0	8,220,068
Short-term investments
Investment companies	2,444,952	0	0	2,444,952
	218,249,104	0	0	218,249,104
Futures contracts	99,574	0	0	99,574
Total assets	$218,348,678	$0	$0	$218,348,678
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts , the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
For the six months ended January 31, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
26 | Allspring Large Company Value Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.82%
Class C	1.57
Class R6	0.40
Administrator Class	0.75
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2024, Allspring Funds Distributor received $338 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2024 were $304,817,794 and $313,562,329, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2024, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $4,410,103 in long futures contracts during the six months ended January 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Large Company Value Fund | 27

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2024, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
28 | Allspring Large Company Value Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Large Company Value Fund | 29

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

30 | Allspring Large Company Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Large Company Value Fund | 31

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32 | Allspring Large Company Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02052024-vz4iuojl 03-24
SAR3325 01-24

Allspring Premier Large Company Growth Fund
Semi-Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Premier Large Company Growth Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Premier Large Company Growth Fund for the six-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 6.43%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 0.48% while the MSCI EM Index (Net) (USD),3 returned -6.00%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.15%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.15%, the Bloomberg Municipal Bond Index6 returned 2.70%, and the ICE BofA U.S. High Yield Index7 gained 6.17%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began with stocks retreating in August after a July rally while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Federal Reserve’s (Fed’s) campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9 stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index10 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
10
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
2 | Allspring Premier Large Company Growth Fund

Letter to shareholders (unaudited)
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Premier Large Company Growth Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Premier Large Company Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA, David Nazaret, CFA, Thomas C. Ognar, CFA

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EKJAX)	1-20-1998	21.49	10.68	10.45	28.93	11.99	11.11	1.14	1.10
Class C (EKJCX)	1-22-1998	27.08	11.14	10.44	28.08	11.14	10.44	1.89	1.85
Class R6 (EKJFX)	11-30-2012	–	–	–	29.50	12.50	11.62	0.72	0.65
Administrator Class (WFPDX)	7-16-2010	–	–	–	28.94	12.09	11.23	1.07	1.00
Institutional Class (EKJYX)	6-30-1999	–	–	–	29.40	12.44	11.56	0.82	0.70
Russell 3000® Index[3]	–	–	–	–	19.15	13.53	11.96	–	–
Russell 1000® Growth Index[4]	–	–	–	–	34.99	18.04	15.48	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.10% for Class A, 1.85% for Class C, 0.65% for Class R6, 1.00% for Administrator Class and 0.70% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Premier Large Company Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2024[1]
Microsoft Corp.	11.70
NVIDIA Corp.	6.96
Amazon.com, Inc.	5.26
Meta Platforms, Inc. Class A	4.72
Apple, Inc.	4.33
Eli Lilly & Co.	3.36
Palo Alto Networks, Inc.	2.33
S&P Global, Inc.	2.16
Mastercard, Inc. Class A	2.12
Fair Isaac Corp.	2.11

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Premier Large Company Growth Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,107.47	$5.83	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class C
Actual	$1,000.00	$1,104.49	$9.79	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.37	1.85%
Class R6
Actual	$1,000.00	$1,109.85	$3.45	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Administrator Class
Actual	$1,000.00	$1,107.21	$5.30	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08	1.00%
Institutional Class
Actual	$1,000.00	$1,109.31	$3.71	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

8 | Allspring Premier Large Company Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 100.47%
Communication services: 11.52%
Entertainment: 2.50%
Live Nation Entertainment, Inc.†	153,141	$13,606,578
Take-Two Interactive Software, Inc.†	107,615	17,748,942
		31,355,520
Interactive media & services: 8.43%
Alphabet, Inc. Class A†	173,552	24,314,635
Alphabet, Inc. Class C†	156,828	22,238,211
Meta Platforms, Inc. Class A†	151,509	59,109,721
		105,662,567
Media: 0.59%
Trade Desk, Inc. Class A†	108,225	7,405,836
Consumer discretionary: 15.65%
Broadline retail: 6.49%
Amazon.com, Inc.†	425,623	66,056,690
MercadoLibre, Inc.†	9,003	15,411,425
		81,468,115
Hotels, restaurants & leisure: 3.91%
Booking Holdings, Inc.†	3,900	13,679,133
DoorDash, Inc. Class A†	105,000	10,941,000
DraftKings, Inc. Class A†	198,400	7,747,520
Hilton Worldwide Holdings, Inc.	87,181	16,648,084
		49,015,737
Specialty retail: 2.25%
AutoZone, Inc.†	6,066	16,755,081
Ulta Beauty, Inc.†	22,779	11,436,197
		28,191,278
Textiles, apparel & luxury goods: 3.00%
Deckers Outdoor Corp.†	29,663	22,357,893
lululemon athletica, Inc.†	33,660	15,275,581
		37,633,474
Consumer staples: 1.38%
Beverages: 0.57%
Celsius Holdings, Inc.†	143,065	7,138,944
Personal care products: 0.81%
BellRing Brands, Inc.†	184,563	10,200,797
Financials: 7.81%
Capital markets: 4.82%
MSCI, Inc. Class A	15,000	8,979,300
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
S&P Global, Inc.	60,369	$27,066,441
Tradeweb Markets, Inc. Class A	256,355	24,453,704
		60,499,445
Financial services: 2.12%
Mastercard, Inc. Class A	59,090	26,545,001
Insurance: 0.87%
Kinsale Capital Group, Inc.	27,406	10,895,803
Health care: 11.50%
Biotechnology: 1.97%
Argenx SE ADR†	31,578	12,015,745
Exact Sciences Corp.†	38,568	2,522,347
Karuna Therapeutics, Inc.†	7,703	2,414,274
Sarepta Therapeutics, Inc.†	65,446	7,787,420
		24,739,786
Health care equipment & supplies: 4.42%
Boston Scientific Corp.†	328,865	20,804,000
Intuitive Surgical, Inc.†	45,916	17,366,349
Penumbra, Inc.†	36,978	9,325,482
Shockwave Medical, Inc.†	35,008	7,920,560
		55,416,391
Life sciences tools & services: 0.70%
Avantor, Inc.†	168,200	3,866,918
Thermo Fisher Scientific, Inc.	9,100	4,904,718
		8,771,636
Pharmaceuticals: 4.41%
Eli Lilly & Co.	65,252	42,127,344
Novo Nordisk AS ADR	114,617	13,151,154
		55,278,498
Industrials: 8.16%
Aerospace & defense: 1.21%
HEICO Corp.	84,212	15,123,633
Building products: 0.59%
Trex Co., Inc.†	90,809	7,399,117
Commercial services & supplies: 1.17%
Copart, Inc.†	305,265	14,664,931
Construction & engineering: 1.27%
Quanta Services, Inc.	82,389	15,987,585
The accompanying notes are an integral part of these financial statements.
10 | Allspring Premier Large Company Growth Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Electrical equipment: 1.56%
Eaton Corp. PLC	52,285	$12,866,293
Vertiv Holdings Co.	118,900	6,697,637
		19,563,930
Ground transportation: 1.75%
Uber Technologies, Inc.†	335,500	21,898,085
Machinery: 0.61%
Fortive Corp.	98,381	7,691,427
Information technology: 43.08%
Communications equipment: 1.76%
Arista Networks, Inc.†	85,487	22,113,777
IT services: 3.28%
EPAM Systems, Inc.†	43,889	12,205,970
MongoDB, Inc.†	41,740	16,717,705
Shopify, Inc. Class A†	152,793	12,234,135
		41,157,810
Semiconductors & semiconductor equipment: 9.68%
Microchip Technology, Inc.	180,282	15,356,421
Monolithic Power Systems, Inc.	31,059	18,719,880
NVIDIA Corp.	141,793	87,240,979
		121,317,280
Software: 24.03%
Atlassian Corp. Class A†	27,700	6,918,629
Cadence Design Systems, Inc.†	71,857	20,727,870
Datadog, Inc. Class A†	110,941	13,805,498
Dynatrace, Inc.†	200,132	11,407,524
Fair Isaac Corp.†	22,108	26,503,734
Microsoft Corp.	369,065	146,732,863
Palo Alto Networks, Inc.†	86,330	29,223,568
ServiceNow, Inc.†	28,912	22,129,245
Tyler Technologies, Inc.†	27,120	11,464,980
Zscaler, Inc.†	52,682	12,415,567
		301,329,478
Technology hardware, storage & peripherals: 4.33%
Apple, Inc.	294,645	54,332,538
Materials: 1.37%
Chemicals: 1.37%
Linde PLC	42,359	17,148,194
Total common stocks (Cost $649,618,195)		1,259,946,613
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.15%
Investment companies: 0.15%
Allspring Government Money Market Fund Select Class♠∞		5.27%	1,879,551	$1,879,551
Total short-term investments (Cost $1,879,551)				1,879,551
Total investments in securities (Cost $651,497,746)	100.62%			1,261,826,164
Other assets and liabilities, net	(0.62)			(7,769,638)
Total net assets	100.00%			$1,254,056,526

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$14,213,422	$169,648,797	$(181,982,668)	$0	$0	$1,879,551	1,879,551	$126,693
The accompanying notes are an integral part of these financial statements.
12 | Allspring Premier Large Company Growth Fund

Statement of assets and liabilities—January 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $649,618,195)	$1,259,946,613
Investments in affiliated securities, at value (cost $1,879,551)	1,879,551
Cash	132
Receivable for investments sold	3,376,657
Receivable for Fund shares sold	113,478
Receivable for dividends	62,144
Prepaid expenses and other assets	87,206
Total assets	1,265,465,781
Liabilities
Payable for Fund shares redeemed	6,018,176
Payable for investments purchased	4,170,621
Management fee payable	635,804
Administration fees payable	187,772
Distribution fee payable	8,227
Trustees’ fees and expenses payable	836
Accrued expenses and other liabilities	387,819
Total liabilities	11,409,255
Total net assets	$1,254,056,526
Net assets consist of
Paid-in capital	$579,067,011
Total distributable earnings	674,989,515
Total net assets	$1,254,056,526
Computation of net asset value and offering price per share
Net assets–Class A	$952,580,769
Shares outstanding–Class A1	97,348,155
Net asset value per share–Class A	$9.79
Maximum offering price per share – Class A2	$10.39
Net assets–Class C	$13,295,325
Shares outstanding–Class C1	3,539,559
Net asset value per share–Class C	$3.76
Net assets–Class R6	$64,974,568
Shares outstanding–Class R6[1]	5,617,765
Net asset value per share–Class R6	$11.57
Net assets–Administrator Class	$20,190,269
Shares outstanding–Administrator Class[1]	1,957,880
Net asset value per share–Administrator Class	$10.31
Net assets–Institutional Class	$203,015,595
Shares outstanding–Institutional Class[1]	17,766,705
Net asset value per share–Institutional Class	$11.43
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 13

Statement of operations—six months ended January 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends	$2,311,707
Income from affiliated securities	126,693
Interest (net of foreign withholding taxes of $7,217)	42,339
Total investment income	2,480,739
Expenses
Management fee	4,839,658
Administration fees
Class A	912,859
Class C	14,340
Class R6	38,409
Administrator Class	12,528
Institutional Class	148,694
Shareholder servicing fees
Class A	1,140,581
Class C	17,870
Administrator Class	23,703
Distribution fee
Class C	53,119
Custody and accounting fees	19,923
Professional fees	35,758
Registration fees	36,962
Shareholder report expenses	41,141
Trustees’ fees and expenses	7,915
Other fees and expenses	37,549
Total expenses	7,381,009
Less: Fee waivers and/or expense reimbursements
Fund-level	(357,246)
Class A	(18,010)
Class R6	(26,576)
Administrator Class	(2,891)
Institutional Class	(93,701)
Net expenses	6,882,585
Net investment loss	(4,401,846)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	304,348,880
Foreign currency and foreign currency translations	(10)
Net realized gains on investments	304,348,870
Net change in unrealized gains (losses) on investments	(198,250,594)
Net realized and unrealized gains (losses) on investments	106,098,276
Net increase in net assets resulting from operations	$101,696,430
The accompanying notes are an integral part of these financial statements.
14 | Allspring Premier Large Company Growth Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
Operations
Net investment loss		$(4,401,846)		$(7,816,992)
Net realized gains on investments		304,348,870		264,655,041
Net change in unrealized gains (losses) on investments		(198,250,594)		(103,332,968)
Net increase in net assets resulting from operations		101,696,430		153,505,081
Distributions to shareholders from
Net investment income and net realized gains
Class A		(298,255,447)		0
Class C		(8,797,555)		0
Class R6		(106,478,877)		0
Administrator Class		(6,069,326)		0
Institutional Class		(66,503,353)		0
Total distributions to shareholders		(486,104,558)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,124,496	21,633,654	1,581,286	17,119,149
Class C	106,673	537,891	173,414	1,054,752
Class R4	N/A	N/A	260 [1]	3,038 [1]
Class R6	1,179,350	15,022,771	5,084,518	62,941,438
Administrator Class	41,986	443,959	98,765	1,119,557
Institutional Class	1,053,070	12,225,034	2,259,612	27,341,855
		49,863,309		109,579,789
Reinvestment of distributions
Class A	28,893,055	280,519,318	0	0
Class C	2,102,349	8,572,065	0	0
Class R6	8,472,343	102,900,619	0	0
Administrator Class	565,128	5,768,444	0	0
Institutional Class	5,324,748	59,936,119	0	0
		457,696,565		0
Payment for shares redeemed
Class A	(9,651,383)	(98,017,028)	(12,407,359)	(135,983,194)
Class C	(1,052,975)	(5,210,309)	(1,298,681)	(8,021,717)
Class R4	N/A	N/A	(10,422)[1]	(139,036)[1]
Class R6	(63,481,028)	(771,081,632)	(11,811,125)	(144,843,850)
Administrator Class	(214,893)	(2,271,524)	(417,909)	(4,693,155)
Institutional Class	(7,666,723)	(90,234,355)	(15,141,286)	(185,269,160)
		(966,814,848)		(478,950,112)
Net decrease in net assets resulting from capital share transactions		(459,254,974)		(369,370,323)
Total decrease in net assets		(843,663,102)		(215,865,242)
Net assets
Beginning of period		2,097,719,628		2,313,584,870
End of period		$1,254,056,526		$2,097,719,628
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R4 shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.55	$11.54	$19.28	$16.08	$14.19	$15.10
Net investment loss	(0.04)[1]	(0.07)[1]	(0.11)[1]	(0.13)[1]	(0.07)	(0.05)
Net realized and unrealized gains (losses) on investments	1.03	1.08	(3.54)	5.36	3.07	1.50
Total from investment operations	0.99	1.01	(3.65)	5.23	3.00	1.45
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)	(2.36)
Net asset value, end of period	$9.79	$12.55	$11.54	$19.28	$16.08	$14.19
Total return[2]	10.75%	8.75%	(24.02)%	34.93%	22.78%	12.97%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.15%	1.13%	1.13%	1.14%	1.15%
Net expenses	1.10%	1.09%	1.10%	1.10%	1.10%	1.11%
Net investment loss	(0.78)%	(0.61)%	(0.75)%	(0.77)%	(0.52)%	(0.40)%
Supplemental data
Portfolio turnover rate	23%	76%	54%	48%	45%	60%
Net assets, end of period (000s omitted)	$952,581	$953,527	$1,001,892	$1,501,805	$1,178,453	$1,050,751

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.12	$6.60	$12.85	$11.40	$10.45	$11.87
Net investment loss	(0.04)[1]	(0.09)[1]	(0.14)[1]	(0.18)[1]	(0.13)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	0.43	0.61	(2.02)	3.66	2.19	1.06
Total from investment operations	0.39	0.52	(2.16)	3.48	2.06	0.94
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)	(2.36)
Net asset value, end of period	$3.76	$7.12	$6.60	$12.85	$11.40	$10.45
Total return[2]	10.45%	7.88%	(24.57)%	33.80%	21.87%	12.09%
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.89%	1.86%	1.87%	1.89%	1.90%
Net expenses	1.85%	1.86%	1.85%	1.86%	1.86%	1.86%
Net investment loss	(1.52)%	(1.37)%	(1.51)%	(1.52)%	(1.27)%	(1.14)%
Supplemental data
Portfolio turnover rate	23%	76%	54%	48%	45%	60%
Net assets, end of period (000s omitted)	$13,295	$16,979	$23,163	$58,524	$111,046	$153,404

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.13	$12.94	$21.03	$17.31	$15.12	$15.87
Net investment loss	(0.01)[1]	(0.02)[1]	(0.05)[1]	(0.06)[1]	(0.01)	(0.00)[1,2]
Net realized and unrealized gains (losses) on investments	1.20	1.21	(3.95)	5.81	3.31	1.61
Total from investment operations	1.19	1.19	(4.00)	5.75	3.30	1.61
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)	(2.36)
Net asset value, end of period	$11.57	$14.13	$12.94	$21.03	$17.31	$15.12
Total return[3]	10.99%	9.20%	(23.64)%	35.49%	23.39%	13.40%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.72%	0.70%	0.70%	0.71%	0.71%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment loss	(0.20)%	(0.17)%	(0.30)%	(0.32)%	(0.07)%	(0.02)%
Supplemental data
Portfolio turnover rate	23%	76%	54%	48%	45%	60%
Net assets, end of period (000s omitted)	$64,975	$839,917	$856,050	$1,179,098	$954,852	$820,383

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Premier Large Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.02	$11.96	$19.82	$16.47	$14.48	$15.35
Net investment loss	(0.04)[1]	(0.06)[1]	(0.11)[1]	(0.12)[1]	(0.06)[1]	(0.04)[1]
Net realized and unrealized gains (losses) on investments	1.08	1.12	(3.66)	5.50	3.16	1.53
Total from investment operations	1.04	1.06	(3.77)	5.38	3.10	1.49
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)	(2.36)
Net asset value, end of period	$10.31	$13.02	$11.96	$19.82	$16.47	$14.48
Total return[2]	10.72%	8.86%	(23.96)%	35.02%	23.02%	13.02%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.06%	1.04%	1.05%	1.06%	1.07%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment loss	(0.68)%	(0.52)%	(0.68)%	(0.67)%	(0.42)%	(0.29)%
Supplemental data
Portfolio turnover rate	23%	76%	54%	48%	45%	60%
Net assets, end of period (000s omitted)	$20,190	$20,383	$22,546	$65,665	$54,341	$49,042

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Premier Large Company Growth Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.01	$12.83	$20.90	$17.22	$15.06	$15.82
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.06)[1]	(0.07)[1]	(0.02)[1]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	1.19	1.21	(3.92)	5.78	3.29	1.60
Total from investment operations	1.17	1.18	(3.98)	5.71	3.27	1.60
Distributions to shareholders from
Net realized gains	(3.75)	0.00	(4.09)	(2.03)	(1.11)	(2.36)
Net asset value, end of period	$11.43	$14.01	$12.83	$20.90	$17.22	$15.06
Total return[3]	10.93%	9.20%	(23.70)%	35.43%	23.28%	13.38%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.80%	0.80%	0.81%	0.82%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.37)%	(0.21)%	(0.35)%	(0.37)%	(0.12)%	0.02%
Supplemental data
Portfolio turnover rate	23%	76%	54%	48%	45%	60%
Net assets, end of period (000s omitted)	$203,016	$266,914	$409,806	$677,437	$648,357	$643,578

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Premier Large Company Growth Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Premier Large Company Growth Fund | 21

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $649,789,000 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$615,661,241
Gross unrealized losses	(3,624,077)
Net unrealized gains	$612,037,164
As of July 31, 2023, the Fund had a qualified late-year ordinary loss of $5,193,559 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$144,423,923	$0	$0	$144,423,923
Consumer discretionary	196,308,604	0	0	196,308,604
Consumer staples	17,339,741	0	0	17,339,741
Financials	97,940,249	0	0	97,940,249
Health care	144,206,311	0	0	144,206,311
Industrials	102,328,708	0	0	102,328,708
Information technology	540,250,883	0	0	540,250,883
Materials	17,148,194	0	0	17,148,194
Short-term investments
Investment companies	1,879,551	0	0	1,879,551
Total assets	$1,261,826,164	$0	$0	$1,261,826,164
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
22 | Allspring Premier Large Company Growth Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2024, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.10%
Class C	1.85
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.70
Allspring Premier Large Company Growth Fund | 23

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2024, Allspring Funds Distributor received $6,270 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2024 were $335,043,736 and $1,275,813,754, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Premier Large Company Growth Fund | 25

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

26 | Allspring Premier Large Company Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Premier Large Company Growth Fund | 27

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28 | Allspring Premier Large Company Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02052024-nmv7zfjt 03-24
SAR4325 01-24

Allspring Special Large Cap Value Fund
Semi-Annual Report
January 31, 2024

The views expressed and any forward-looking statements are as of January 31, 2024, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Special Large Cap Value Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Special Large Cap Value Fund for the six-month period that ended January 31, 2024. Globally, stocks and bonds experienced high levels of volatility throughout the period. The market was focused on persistently high inflation and the impact of ongoing aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy despite concerns of a possible recession.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 6.43%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 0.48% while the MSCI EM Index (Net) (USD),3 returned -6.00%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.15%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 1.15%, the Bloomberg Municipal Bond Index6 returned 2.70%, and the ICE BofA U.S. High Yield Index7 gained 6.17%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began with stocks retreating in August after a July rally while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Federal Reserve’s (Fed’s) campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9 stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors were disappointed by the Fed’s determination not to lower interest rates until it knows it has vanquished persistently high inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index10 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming later in the year.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
10
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
2 | Allspring Special Large Cap Value Fund

Letter to shareholders (unaudited)
October was a tough month for financial markets overall. Key global and domestic indexes all were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict—and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by indications of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the CPI in January. However, that resilience helped push back expectations of a rate cut in March to a more likely second quarter initial move.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Allspring Special Large Cap Value Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Special Large Cap Value Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	James M. Tringas, CFA, Bryant VanCronkhite, CFA, CPA, Shane Zweck, CFA

Average annual total returns (%) as of January 31, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EIVAX)	8-1-2006	4.18	9.12	8.30	10.53	10.42	8.95	1.17	1.01
Class C (EIVCX)	8-1-2006	8.67	9.61	8.31	9.67	9.61	8.31	1.92	1.76
Class R6 (EIVFX)	11-30-2012	–	–	–	10.98	10.91	9.48	0.75	0.59
Administrator Class (EIVDX)	7-30-2010	–	–	–	10.69	10.59	9.13	1.10	0.94
Institutional Class (EIVIX)	8-1-2006	–	–	–	10.94	10.84	9.39	0.85	0.69
Russell 3000® Index[3]	–	–	–	–	19.15	13.53	11.96	–	–
Russell 1000® Value Index[4]	–	–	–	–	6.08	9.28	8.80	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through November 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.01% for Class A, 1.76% for Class C, 0.59% for Class R6, 0.94% for Administrator Class and 0.69% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Special Large Cap Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of January 31, 2024[1]
AerCap Holdings NV	3.99
Berkshire Hathaway, Inc. Class B	3.61
Alphabet, Inc. Class C	3.34
NextEra Energy, Inc.	3.31
Intercontinental Exchange, Inc.	3.17
JPMorgan Chase & Co.	3.05
Cigna Group	3.00
Bank of America Corp.	2.98
Citigroup, Inc.	2.97
Walmart, Inc.	2.94

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of January 31, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Special Large Cap Value Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2023 to January 31, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2023	Ending account value 1-31-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,052.70	$5.68	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class C
Actual	$1,000.00	$1,048.21	$9.52	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.37	1.85%
Class R6
Actual	$1,000.00	$1,055.71	$3.36	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Administrator Class
Actual	$1,000.00	$1,053.65	$4.90	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$1,054.46	$3.61	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half-year period).

8 | Allspring Special Large Cap Value Fund

Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.03%
Communication services: 4.81%
Interactive media & services: 3.34%
Alphabet, Inc. Class C†	278,145	$39,440,961
Media: 1.47%
Comcast Corp. Class A	374,328	17,421,225
Consumer discretionary: 3.82%
Automobiles: 2.80%
General Motors Co.	851,964	33,056,203
Household durables: 1.02%
D.R. Horton, Inc.	84,643	12,096,331
Consumer staples: 8.84%
Beverages: 2.13%
Keurig Dr Pepper, Inc.	801,712	25,205,825
Consumer staples distribution & retail : 2.94%
Walmart, Inc.	210,001	34,702,665
Personal care products: 3.77%
Kenvue, Inc.	776,725	16,124,811
Unilever PLC ADR	584,097	28,439,683
		44,564,494
Energy: 7.10%
Oil, gas & consumable fuels: 7.10%
ConocoPhillips	280,257	31,352,351
EOG Resources, Inc.	221,999	25,261,266
Exxon Mobil Corp.	264,655	27,209,180
		83,822,797
Financials: 23.36%
Banks: 9.00%
Bank of America Corp.	1,034,061	35,168,415
Citigroup, Inc.	625,036	35,108,272
JPMorgan Chase & Co.	206,758	36,050,325
		106,327,012
Capital markets: 3.17%
Intercontinental Exchange, Inc.	294,186	37,458,703
Financial services: 7.75%
Berkshire Hathaway, Inc. Class B†	111,102	42,634,282
Fiserv, Inc.†	189,422	26,873,299
Visa, Inc. Class A	80,624	22,031,314
		91,538,895
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Insurance: 3.44%
Allstate Corp.	76,041	$11,805,365
American International Group, Inc.	415,465	28,878,972
		40,684,337
Health care: 13.84%
Biotechnology: 1.61%
Vertex Pharmaceuticals, Inc.†	43,964	19,053,118
Health care equipment & supplies: 3.47%
Globus Medical, Inc. Class A†	273,471	14,436,534
Medtronic PLC	303,451	26,564,101
		41,000,635
Health care providers & services: 5.99%
Cigna Group	117,750	35,436,863
Humana, Inc.	48,471	18,324,946
Laboratory Corp. of America Holdings	76,720	17,054,856
		70,816,665
Pharmaceuticals: 2.77%
Merck & Co., Inc.	270,754	32,701,668
Industrials: 15.66%
Aerospace & defense: 3.57%
L3Harris Technologies, Inc.	111,574	23,254,253
RTX Corp.	207,846	18,938,928
		42,193,181
Commercial services & supplies: 2.47%
Waste Management, Inc.	157,296	29,198,856
Ground transportation: 2.66%
Canadian Pacific Kansas City Ltd.	390,408	31,416,132
Industrial conglomerates: 1.46%
Honeywell International, Inc.	85,386	17,270,172
Machinery: 1.02%
Caterpillar, Inc.	40,096	12,041,230
Trading companies & distributors: 4.48%
AerCap Holdings NV†	615,406	47,115,483
Ferguson PLC	31,152	5,852,215
		52,967,698
Information technology: 8.10%
IT services: 2.32%
Accenture PLC Class A	75,441	27,451,471
Semiconductors & semiconductor equipment: 2.28%
NXP Semiconductors NV	127,863	26,924,112
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Large Cap Value Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Software: 3.50%
Cadence Design Systems, Inc.†	49,247	$14,205,790
Microsoft Corp.	68,226	27,125,293
		41,331,083
Materials: 3.77%
Chemicals: 2.29%
Sherwin-Williams Co.	88,831	27,038,380
Construction materials: 1.48%
Vulcan Materials Co.	77,656	17,551,032
Real estate: 5.42%
Office REITs : 1.03%
Boston Properties, Inc.	183,776	12,221,104
Real estate management & development: 2.86%
CBRE Group, Inc. Class A†	391,431	33,784,410
Specialized REITs : 1.53%
Public Storage	63,706	18,040,902
Utilities: 3.31%
Electric utilities: 3.31%
NextEra Energy, Inc.	667,352	39,126,848
Total common stocks (Cost $905,605,324)		1,158,448,145

		Yield
Short-term investments: 2.00%
Investment companies: 2.00%
Allspring Government Money Market Fund Select Class♠∞		5.27%	23,666,235	23,666,235
Total short-term investments (Cost $23,666,235)				23,666,235
Total investments in securities (Cost $929,271,559)	100.03%			1,182,114,380
Other assets and liabilities, net	(0.03)			(387,758)
Total net assets	100.00%			$1,181,726,622

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$33,357,878	$118,218,767	$(127,910,410)	$0	$0	$23,666,235	23,666,235	$780,834
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Large Cap Value Fund

Statement of assets and liabilities—January 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $905,605,324)	$1,158,448,145
Investments in affiliated securities, at value (cost $23,666,235)	23,666,235
Cash	160
Receivable for investments sold	6,465,927
Receivable for Fund shares sold	1,040,950
Receivable for dividends	330,760
Prepaid expenses and other assets	126,436
Total assets	1,190,078,613
Liabilities
Payable for investments purchased	6,255,957
Payable for Fund shares redeemed	1,050,364
Management fee payable	570,055
Administration fees payable	142,440
Trustees’ fees and expenses payable	3,530
Distribution fees payable	665
Accrued expenses and other liabilities	328,980
Total liabilities	8,351,991
Total net assets	$1,181,726,622
Net assets consist of
Paid-in capital	$914,528,313
Total distributable earnings	267,198,309
Total net assets	$1,181,726,622
Computation of net asset value and offering price per share
Net assets–Class A	$253,228,660
Shares outstanding–Class A1	20,328,188
Net asset value per share–Class A	$12.46
Maximum offering price per share – Class A2	$13.22
Net assets–Class C	$1,046,641
Shares outstanding–Class C1	86,772
Net asset value per share–Class C	$12.06
Net assets–Class R6	$41,223,831
Shares outstanding–Class R6[1]	3,393,586
Net asset value per share–Class R6	$12.15
Net assets–Administrator Class	$456,778,241
Shares outstanding–Administrator Class[1]	34,087,414
Net asset value per share–Administrator Class	$13.40
Net assets–Institutional Class	$429,449,249
Shares outstanding–Institutional Class[1]	34,161,392
Net asset value per share–Institutional Class	$12.57
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 13

Statement of operations—six months ended January 31, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $38,285)	$9,740,546
Income from affiliated securities	780,834
Interest	1,705
Total investment income	10,523,085
Expenses
Management fee	3,731,568
Administration fees
Class A	244,980
Class C	1,177
Class R6	6,033
Administrator Class	286,315
Institutional Class	236,168
Shareholder servicing fees
Class A	299,296
Class C	1,469
Administrator Class	546,251
Distribution fees
Class C	4,407
Custody and accounting fees	11,840
Professional fees	32,492
Registration fees	37,836
Shareholder report expenses	20,678
Trustees’ fees and expenses	10,491
Other fees and expenses	16,068
Total expenses	5,487,069
Less: Fee waivers and/or expense reimbursements
Fund-level	(317,981)
Class R6	(5,677)
Administrator Class	(168,201)
Institutional Class	(142,268)
Net expenses	4,852,942
Net investment income	5,670,143
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	19,400,280
Foreign currency and foreign currency translations	(1,784)
Net realized gains on investments	19,398,496
Net change in unrealized gains (losses) on investments	39,463,225
Net realized and unrealized gains (losses) on investments	58,861,721
Net increase in net assets resulting from operations	$64,531,864
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Large Cap Value Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
Operations
Net investment income		$5,670,143		$10,307,671
Net realized gains on investments		19,398,496		17,581,384
Net change in unrealized gains (losses) on investments		39,463,225		98,845,969
Net increase in net assets resulting from operations		64,531,864		126,735,024
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,979,591)		(21,506,191)
Class C		(23,792)		(109,116)
Class R		N/A		(9,285)[1]
Class R6		(1,352,009)		(3,760,345)
Administrator Class		(12,699,409)		(36,706,544)
Institutional Class		(12,992,850)		(4,220,939)
Total distributions to shareholders		(34,047,651)		(66,312,420)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	69,933	839,947	311,686	3,560,860
Class C	4,000	45,731	24,270	264,005
Class R	N/A	N/A	645 [1]	7,461 [1]
Class R6	58,963	679,667	311,122	3,388,387
Administrator Class	29,362	375,925	109,729	1,344,715
Institutional Class	11,720,330	138,882,414	24,596,271	278,031,309
		140,823,684		286,596,737
Reinvestment of distributions
Class A	558,881	6,691,648	1,821,930	20,569,076
Class C	2,076	23,792	10,047	109,116
Class R	N/A	N/A	814 [1]	9,285 [1]
Class R6	115,420	1,352,009	340,628	3,760,345
Administrator Class	933,421	12,045,524	2,870,257	34,825,950
Institutional Class	1,071,017	12,984,694	366,284	4,179,246
		33,097,667		63,453,018
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 15

Statement of changes in net assets

	Six months ended January 31, 2024 (unaudited)		Year ended July 31, 2023
	Shares		Shares
Payment for shares redeemed
Class A	(1,243,390)	$(14,752,865)	(2,567,327)	$(29,598,511)
Class C	(33,351)	(385,607)	(90,844)	(1,023,853)
Class R	N/A	N/A	(10,306)[1]	(121,714)[1]
Class R6	(308,551)	(3,604,144)	(879,014)	(9,974,847)
Administrator Class	(1,708,835)	(21,804,393)	(3,143,649)	(38,738,087)
Institutional Class	(4,777,793)	(58,201,557)	(3,188,483)	(36,891,392)
		(98,748,566)		(116,348,404)
Net increase in net assets resulting from capital share transactions		75,172,785		233,701,351
Total increase in net assets		105,656,998		294,123,955
Net assets
Beginning of period		1,076,069,624		781,945,669
End of period		$1,181,726,622		$1,076,069,624
1 For the period from August 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special Large Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.18	$11.66	$14.98	$11.35	$13.13	$13.05
Net investment income	0.05 [1]	0.12 [1]	0.06	0.11	0.14	0.10
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.57	1.44	(0.59)	3.66	(0.58)	0.94
Total from investment operations	0.62	1.56	(0.53)	3.77	(0.44)	1.04
Distributions to shareholders from
Net investment income	(0.09)	(0.10)	(0.09)	(0.14)	(0.10)	(0.12)
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)	(0.84)
Total distributions to shareholders	(0.34)	(1.04)	(2.79)	(0.14)	(1.34)	(0.96)
Net asset value, end of period	$12.46	$12.18	$11.66	$14.98	$11.35	$13.13
Total return[3]	5.27%[4]	14.17%	(5.29)%	33.49%[4]	(4.25)%	9.03%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.17%	1.17%	1.18%	1.18%	1.18%
Net expenses	1.10%	1.09%	1.09%	1.09%	1.10%	1.10%
Net investment income	0.84%	1.02%	0.52%	0.77%	1.20%	0.81%
Supplemental data
Portfolio turnover rate	16%	42%	40%	46%	34%	27%
Net assets, end of period (000s omitted)	$253,229	$254,988	$249,213	$294,248	$245,977	$291,111

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.76	$11.28	$14.59	$10.99	$12.75	$12.69
Net investment income (loss)	0.01 [1]	0.03 [1]	(0.03)[1]	0.01 [1]	0.05 [1]	0.00 [1,2]
Payment from affiliate	0.00	0.00	0.00	0.05	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.54	1.39	(0.58)	3.54	(0.57)	0.92
Total from investment operations	0.55	1.42	(0.61)	3.60	(0.52)	0.92
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)	(0.84)
Total distributions to shareholders	(0.25)	(0.94)	(2.70)	0.00	(1.24)	(0.86)
Net asset value, end of period	$12.06	$11.76	$11.28	$14.59	$10.99	$12.75
Total return[3]	4.82%	13.30%	(5.99)%	32.76%[4]	(4.99)%	8.16%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.93%	1.92%	1.93%	1.94%	1.94%
Net expenses	1.85%	1.86%	1.86%	1.86%	1.86%	1.86%
Net investment income (loss)	0.12%	0.27%	(0.24)%	0.05%	0.44%	0.03%
Supplemental data
Portfolio turnover rate	16%	42%	40%	46%	34%	27%
Net assets, end of period (000s omitted)	$1,047	$1,341	$1,923	$2,356	$4,401	$7,370

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had a 0.50% impact on the total return.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.90	$11.42	$14.73	$11.16	$12.93	$12.92
Net investment income	0.08 [1]	0.16 [1]	0.18	0.16	0.19 [1]	0.16 [1]
Net realized and unrealized gains (losses) on investments	0.56	1.41	(0.64)	3.60	(0.57)	1.00
Total from investment operations	0.64	1.57	(0.46)	3.76	(0.38)	1.16
Distributions to shareholders from
Net investment income	(0.14)	(0.15)	(0.15)	(0.19)	(0.15)	(0.31)
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)	(0.84)
Total distributions to shareholders	(0.39)	(1.09)	(2.85)	(0.19)	(1.39)	(1.15)
Net asset value, end of period	$12.15	$11.90	$11.42	$14.73	$11.16	$12.93
Total return[2]	5.57%	14.61%	(4.86)%	34.05%	(3.87)%	10.38%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.75%	0.76%	0.76%	0.76%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.29%	1.47%	0.97%	1.22%	1.67%	1.27%
Supplemental data
Portfolio turnover rate	16%	42%	40%	46%	34%	27%
Net assets, end of period (000s omitted)	$41,224	$41,991	$42,878	$15,313	$11,552	$4,231

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.09	$12.47	$15.83	$11.99	$13.81	$13.68
Net investment income	0.06 [1]	0.15 [1]	0.09	0.13	0.17	0.12
Payment from affiliate	0.00	0.00	0.00	0.00 [2]	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.62	1.54	(0.63)	3.88	(0.62)	1.00
Total from investment operations	0.68	1.69	(0.54)	4.01	(0.45)	1.12
Distributions to shareholders from
Net investment income	(0.12)	(0.13)	(0.12)	(0.17)	(0.13)	(0.15)
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)	(0.84)
Total distributions to shareholders	(0.37)	(1.07)	(2.82)	(0.17)	(1.37)	(0.99)
Net asset value, end of period	$13.40	$13.09	$12.47	$15.83	$11.99	$13.81
Total return[3]	5.37%	14.32%	(5.07)%	33.75%[4]	(4.15)%	9.21%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.09%	1.11%	1.11%	1.11%
Net expenses	0.95%	0.92%	0.92%	0.92%	0.93%	0.95%
Net investment income	0.99%	1.20%	0.70%	0.94%	1.37%	0.96%
Supplemental data
Portfolio turnover rate	16%	42%	40%	46%	34%	27%
Net assets, end of period (000s omitted)	$456,778	$455,987	$436,335	$499,628	$402,567	$464,041

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended July 31, 2021, the Fund received a payment from an affiliate that had a 0.03% impact on the total return.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Special Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2024 (unaudited)	Year ended July 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$12.31	$11.77	$15.10	$11.44	$13.22	$13.14
Net investment income	0.07 [1]	0.15 [1]	0.12 [1]	0.16 [1]	0.19 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.58	1.48	(0.61)	3.70	(0.58)	0.94
Total from investment operations	0.65	1.63	(0.49)	3.86	(0.39)	1.09
Distributions to shareholders from
Net investment income	(0.14)	(0.15)	(0.14)	(0.20)	(0.15)	(0.17)
Net realized gains	(0.25)	(0.94)	(2.70)	0.00	(1.24)	(0.84)
Total distributions to shareholders	(0.39)	(1.09)	(2.84)	(0.20)	(1.39)	(1.01)
Net asset value, end of period	$12.57	$12.31	$11.77	$15.10	$11.44	$13.22
Total return[2]	5.45%	14.69%	(4.96)%	34.01%	(3.86)%	9.44%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.85%	0.86%	0.86%	0.86%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.21%	1.34%	0.92%	1.22%	1.59%	1.22%
Supplemental data
Portfolio turnover rate	16%	42%	40%	46%	34%	27%
Net assets, end of period (000s omitted)	$429,449	$321,762	$51,492	$62,796	$84,544	$106,869

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Large Cap Value Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
22 | Allspring Special Large Cap Value Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2024, the aggregate cost of all investments for federal income tax purposes was $928,925,386 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$272,259,588
Gross unrealized losses	(19,070,594)
Net unrealized gains	$253,188,994
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$56,862,186	$0	$0	$56,862,186
Consumer discretionary	45,152,534	0	0	45,152,534
Consumer staples	104,472,984	0	0	104,472,984
Energy	83,822,797	0	0	83,822,797
Financials	276,008,947	0	0	276,008,947
Health care	163,572,086	0	0	163,572,086
Industrials	185,087,269	0	0	185,087,269
Information technology	95,706,666	0	0	95,706,666
Materials	44,589,412	0	0	44,589,412
Real estate	64,046,416	0	0	64,046,416
Utilities	39,126,848	0	0	39,126,848
Short-term investments
Investment companies	23,666,235	0	0	23,666,235
Total assets	$1,182,114,380	$0	$0	$1,182,114,380
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Special Large Cap Value Fund | 23

Notes to financial statements (unaudited)
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2024, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through November 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of January 31, 2024, the contractual expense caps are as follows:
24 | Allspring Special Large Cap Value Fund

Notes to financial statements (unaudited)
EXPENSE RATIO CAPS
Class A	1.10%
Class C	1.85
Class R6	0.65
Administrator Class	0.95
Institutional Class	0.70
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2024, Allspring Funds Distributor received $400 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended January 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2024 were $227,165,393 and $171,705,232, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended January 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Special Large Cap Value Fund | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Special Large Cap Value Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 116 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Special Large Cap Value Fund | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

28 | Allspring Special Large Cap Value Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Special Large Cap Value Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-02052024-w3lzsvrh 03-24
SAR4302 01-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 27, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: March 27, 2024